SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.   31      File No.  2-79131      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  32                      File No.  811-3557     [X]

UMB SCOUT STOCK FUND, INC.
--------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)-751-5900

Larry D. Armel, President, UMB SCOUT STOCK FUND, INC.
700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1998

It is proposed that this filing become effective:

  X   On October 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $1.00 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Scout Stock Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.   26      File No.  33-9175      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  27                      File No.  811-4860     [X]

UMB SCOUT REGIONAL FUND, INC.
--------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)-751-5900

Larry D. Armel, President, UMB SCOUT REGIONAL FUND, INC.
700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1998

It is proposed that this filing become effective:

  X   On October 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $1.00 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Scout Regional Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.   _____                           [ ]

     Post-Effective Amendment No.      7    File No.  33-61123     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.     8                    File No.  811-07323    [X]

UMB SCOUT BALANCED FUND, INC.
--------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)-751-5900

Larry D. Armel, President, UMB SCOUT BALANCED FUND, INC.
700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1998

It is proposed that this filing become effective:

  X   On October 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $1.00 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Scout Balanced Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.   31      File No.  2-79132      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  32                      File No.  811-3558     [X]

UMB SCOUT BOND FUND, INC.
--------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)-751-5900

Larry D. Armel, President, UMB SCOUT BOND FUND, INC.
700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1998

It is proposed that this filing become effective:

  X   On October 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $1.00 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Scout Bond Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.  _____                            [ ]

     Post-Effective Amendment No.    14     File No.  33-58070     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  16                      File No.  811-7472     [X]

UMB SCOUT WORLDWIDE FUND, INC.
--------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)-751-5900

Larry D. Armel, President, UMB SCOUT WORLDWIDE FUND, INC.
700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1998

It is proposed that this filing become effective:

  X   On October 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $1.00 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Scout WorldWide Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.   32      File No.  2-78688      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  33                      File No.  811-3528     [X]

UMB SCOUT MONEY MARKET FUND, INC.
--------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)-751-5900

Larry D. Armel, President, UMB SCOUT MONEY MARKET FUND, INC.
700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1998

It is proposed that this filing become effective:

  X   On October 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $0.01 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Scout Money Market Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.  32       File No.  2-79130      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  33                      File No.  811-3556     [X]

UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.
--------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)-751-5900

Larry D. Armel, President, UMB SCOUT TAX-FREE MONEY MARKET FUND, INC. 700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1998

It is proposed that this filing become effective:

  X   On October 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $0.01 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Scout Tax-Free Money Market Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.   1       File No.  333-40843    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  3                       File No.  811-08511    [X]

UMB SCOUT CAPITAL PRESERVATION FUND, INC.
--------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)-751-5900

Larry D. Armel, President, UMB SCOUT CAPITAL PRESERVATION FUND, INC. 700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1998

It is proposed that this filing become effective:

  X   On October 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $1.00 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Scout Capital Preservation Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.   1       File No.  333-40845    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  3                       File No.  811-08513    [X]

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
--------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)-751-5900

Larry D. Armel, President, UMB SCOUT KANAS TAX-EXEMPT BOND FUND, INC. 700 Karnes Blvd., Kansas City, Missouri 64108-3306
--------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1998

It is proposed that this filing become effective:

  X   On October 31, 1998, pursuant to paragraph (b)

Title of securities being registered:

     Common Stock, $1.00 par value

Please address inquiries and communications to:
     Martin A. Cramer
     Scout Kansas Tax-Exempt Bond Fund, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:
     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

                  UMB SCOUT GROUP CROSS REFERENCE SHEET

Form N-1A Item Number                          Location in Prospectus

Item 1.   Cover Page . . . . . . . . . . . . . Cover Page

Item 2.   Synopsis . . . . . . . . . . . . . . Not Applicable

Item 3.   Condensed Financial Information  . . Per Share Capital and
                                               Income Changes

Item 4.   General Description of Registrant. . Investment Objective
                                               and Portfolio
                                               Management Policy

Item 5.   Management of the Fund . . . . . . . Officers and Directors;
                                               Management and
                                               Investment Counsel

Item 6.   Capital Stock and Other Securities . How to Purchase Shares;
                                               How to Redeem Shares;
                                               How Share Price is
                                               Determined; General
                                               Information and
                                               History; How Share
                                               Price is Determined
                                               Dividends Distributions
                                               and their Taxation

Item 7.   Purchase of Securities . . . . . . . Cover Page; How to
               being Offered                   Purchase Shares;
                                               Shareholder Services

Item 8.   Redemption or Repurchase . . . . . . How to Redeem Shares

Item 9.   Pending Legal Proceedings  . . . . . Not Applicable

Item 10.  Cover Page . . . . . . . . . . . . . Cover Page

Item 11.  Table of Contents  . . . . . . . . . Cover Page

Item 12.  General Information and History  . . Investment Objectives and
                                               Policies; Management and
                                               Investment Counsel

Item 13.  Investment Objectives and Policies . Investment Objectives
                                               and Policies;
                                               Investment Restrictions

Item 14.  Management of the Fund . . . . . . . Management and
                                               Investment Counsel

Item 15.  Control Persons and Principal  . . . Management and
          Holders of Securities                Investment Counsel;
                                               Officers and Directors

Item 16.  Investment Advisory and other  . . . Management and Investment
          Services                             Counsel; Shareholder
                                               Services (Prospectus)

Item 17.  Brokerage Allocation . . . . . . . . Portfolio Transactions

Item 18.  Capital Stock and Other Securities . General Information;
                                               Financial Statements

Item 19.  Purchase, Redemption and Pricing . . How Share Purchases
          of Securities Being Offered          are Handled; Redemption
                                               of Shares
                                               Financial Statements

Item 20.  Tax Status . . . . . . . . . . . . . Dividends, Distributions
                                               and their Taxation (in
                                               Prospectus)

Item 21.  Underwriters . . . . . . . . . . . . How the Fund's Shares
                                               are Distributed

Item 22. Calculation of Yield Quotations. . . Performance Measures of Money Market Fund

Item 23.  Financial Statements . . . . . . . . (Incorporated by
                                                reference)

UMB SCOUT FUNDS [formely known as the Scout Funds]
PROSPECTUS October 31, 1998

Stock Fund
Regional Fund
WorldWide Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund
Money Market Fund
Tax-Free Money Market Fund

OPPORTUNITY
BEYOND
TOMORROW



PROSPECTUS
October 31, 1998

Toll-Free 1-800-996-2862


UMB Scout Stock Fund, Inc.
UMB Scout Regional Fund, Inc.
UMB Scout WorldWide Fund, Inc.
UMB Scout Capital Preservation Fund, Inc.
UMB Scout Balanced Fund, Inc.
UMB Scout Bond Fund, Inc.
UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
UMB Scout Money Market Fund, Inc.
UMB Scout Tax-Free Money Market Fund, Inc.


INVESTMENT OBJECTIVES

The UMB Scout Funds (formerly, the Scout Funds) were created especially for the benefit of customers of affiliated banks of UMB Financial
Corporation and those investors who share the Funds' investment goals. All of the Funds are no-load.

UMB Scout Stock Fund's investment objective is long-term growth of both capital and dividend income.

UMB Scout Regional Fund's objective is long-term growth of both capital and dividend income through investment in smaller midwestern regional companies.

UMB Scout WorldWide Fund's objective is long-term growth of both capital and dividend income through investment in a diversified portfolio of equity securities of established companies either located outside the United States, or whose primary business is carried on outside the country. The Fund initially intends to invest in the securities of foreign issuers issued within the United States such as American Depository Receipts (ADR's). The Fund intends to spread its investments among various countries and a number of different industries.

UMB Scout Capital Preservation Fund seeks long-term capital growth. Long-term capital growth is intended to be achieved primarily by the Fund's investment in a diversified portfolio of equity securities
(common stocks and convertible securities).

UMB Scout Balanced Fund seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks). High current income is intended to be achieved by the Fund's investment in a diversified portfolio of fixed-income obligations.

UMB Scout Bond Fund's investment objective is maximum current income consistent with its quality and maturity standards by investing in a diversified list of fixed-income obligations.

UMB Scout Kansas Tax-Exempt Bond Fund seeks current income exempt from regular federal income tax and Kansas state personal income taxes. The Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal bonds or debt instruments, the interest on which is exempt from regular federal income tax and from Kansas state personal income tax.

UMB Scout Money Market Fund offers two portfolios with the objective of maximizing income consistent with safety of principal and liquidity. The Fund further seeks to maintain a constant net asset value (price) of $1.00 per share.

UMB Scout Tax-Free Money Market Fund's investment objective is maximizing income free from federal income tax consistent with safety of principal and liquidity. The Fund further seeks to maintain a constant net asset value (price) of $1.00 per share by investing in short-term investment-grade municipal securities which are exempt from federal income tax.

There are no guarantees that any of the Funds' objectives will be met, or that the $1.00 per share price of the Money Market or Tax-Free Money Market Funds will be maintained.

ADDITIONAL INFORMATION

The shares offered by this prospectus are not deposits or obligations of, nor guaranteed or endorsed by, UMB Bank, n.a. or any of its affiliate banks. They are not federally insured by the Federal Deposit Insurance Corporation (F.D.I.C.), the Federal Reserve Board or any other agency. These shares may involve investment risks, including the possible loss of the principal invested. UMB Scout Kansas Tax-Exempt Bond Fund is available in Kansas and Missouri only. This prospectus does not constitute an offering for sale of UMB Scout Kansas Tax-Exempt Bond Fund in any other state.

This prospectus should be read and retained for future reference. It contains the information that you should know before you invest. A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Funds may obtain a copy without charge by calling the Funds at the telephone number indicated above or by writing to the address on the back cover.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PURCHASE INFORMATION

Minimum Investment (each Fund or Portfolio selected)
Initial Purchase                                  $     1,000
  (unless Automatic Monthly)
Initial IRA and Uniform Transfers
  (Gifts) to Minors Purchases                     $       250
(unless Automatic Monthly)

Subsequent Purchase:
(unless Automatic Monthly)
  By Mail                                         $       100
  By Telephone Purchase (ACH)                     $       100
  By Wire                                         $       500

Automatic Monthly Purchases (ACH):
  Initial                                         $       100
  Subsequent                                      $        50

Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Funds at the telephone number indicated on page 1.

TABLE OF CONTENTS

                                                        Page
Highlights                                              4
Fund Expenses                                           6
Financial Highlights                                    8
Investment Objective and Portfolio Management Policy    17
Repurchase Agreements                                   25
Risk Factors                                            25
Investment Restrictions                                 27
Performance Measures                                    27
How to Purchase Shares                                  28
Initial Investments                                     29
Investments Subsequent to Initial Investment		29
Telephone Investment Service                            29
Automatic Monthly Investment Plan                       30
How to Redeem Shares                                    30
Systematic Redemption Plan                              32
How to Exchange Shares Between UMB Scout Funds		32
How Share Price is Determined                           33
Officers and Directors                                  34
Manager and Underwriter                                 34
General Information and History                         35
Dividends, Distributions and Their Taxation		36
Shareholder Services                                    37
Shareholder Inquiries                                   37


The Funds - The UMB Scout Funds are a group of nine open-end diversified investment companies sponsored by Jones & Babson, Inc. especially for customers of affiliate banks of UMB Financial
Corporation.                                                            1

UMB Scout Stock Fund invests in common stocks of companies selected for their promise of long-term growth of both capital and dividend income.
                                                                        17

UMB Scout Regional Fund invests in common stocks of midwestern regional companies selected for their promise of long-term growth of both capital
and dividend income.                                                    17

UMB Scout WorldWide Fund seeks long-term growth of both capital and dividend income through investments in equity securities of established companies either located outside the U.S. or whose primary business is
carried on outside the country.                                         18

UMB Scout Capital Preservation Fund seeks long-term capital growth by investing primarily in equity securities (common stocks and convertible
securities).                                                            19

UMB Scout Balanced Fund seeks both long-term capital growth by investment in equity securities and high current income by investment in
fixed-income obligations.                                               20

UMB Scout Bond Fund seeks maximum current income consistent with its quality and maturity standards by investing in fixed income obligations.
                                                                        21

UMB Scout Kansas Tax-Exempt Bond Fund seeks current income exempt from regular federal income tax and Kansas state personal income taxes by
investing primarily in municipal bonds or debt instruments.             22

UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund are convenient facilities for investors to manage their money over the short-term for the purpose of maximizing income consistent with safety of principal and liquidity. Maturities will not exceed one year. Average-weighted maturity in each portfolio or fund will not exceed 90 days. UMB Scout Money Market Fund holdings will be limited to domestic issues of high quality. UMB Scout Tax-Free Money Market Fund holdings will be primarily invested in domestic issues of high quality municipal
securities.                                                             24

How to Invest - Fund shares can only be purchased directly from the
Funds through the underwriter, Jones & Babson, Inc. The minimum initial purchase is $1,000 unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors Act, in which case the minimum initial purchase is $250. Subsequent purchases must be at least $100,
except wire purchases which must be in the amount of $500 or more.      28

Telephone Investment  - You may make investments of $100 or more by
telephone if you have authorized such investments.                      29

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($50
minimum, after an initial investment of $100 or more).                  30

Redemption - Shares of the Funds are redeemable at net asset value next effective after receipt by the Fund of a shareholder's request in good
order. There are no redemption charges.                                 30

Exchange Privilege with Other UMB Scout Funds - Shareholders may exchange shares of their Fund, without charge for shares of another UMB Scout Fund or Portfolio. The minimum exchange amount is $1,000 provided this meets the minimum investment requirement of the Fund or Portfolio into which it is exchanged ($100 minimum for Automatic Exchanges). Exchanges may or may not be taxable depending on the shareholder's tax
status.                                                                 32

Management of the Funds and Fees - The Funds are managed by UMB Bank,
n.a. which supplies all normal services necessary for the Funds to function as open-end diversified investment companies. The Management fees charged by the Bank to each Fund cover all normal operating costs, exclusive of taxes, fees and other charges of governments and their agencies (including the cost of qualifying the Funds' shares for sale in any jurisdiction), dues, interest, brokerage commissions and extraordinary costs, if any. UMB Scout Money Market Fund, UMB Scout Tax-Free Money Market Fund and UMB Scout Kansas Tax-Exempt Bond Fund are charged an annual fee of 50/100 of 1% (0.50%) of the Funds' average daily net assets. UMB Scout Stock Fund, UMB Scout Regional Fund, UMB
Scout Bond Fund, UMB Scout WorldWide Fund, UMB Scout Balanced Fund and
UMB Scout Capital Preservation Fund are charged annual fees of 85/100 of
1% (0.85%) of the Funds' average daily net assets.                      34

Dividend Policies - UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout WorldWide Fund and UMB Scout Balanced Fund will pay substantially all of their net investment income semiannually, usually in June and December. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal
year-end dividend, with any remaining balance paid in December. 	36

UMB Scout Capital Preservation Fund will pay dividends from net investment income semiannually, usually in June and December.
Distributions from capital gains realized on the sale of securities, if any, will be declared annually on or before December 31 and will be
reinvested automatically in additional shares.                          36

UMB Scout Bond Fund will declare a dividend every business day, equal to substantially all of the Fund's undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. Substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December. 36

UMB Scout Kansas Tax-Exempt Bond Fund will declare a dividend every business day, equal to substantially all of the Fund's undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. Substantially all of any net capital gains realized will be distributed
annually on or before December 31.                                      36

UMB Scout Tax-Free Money Market Fund and each Portfolio of UMB Scout
Money Market Fund declare a dividend every business day, equal to substantially all of their undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. These Funds' policies relating to maturities make it unlikely that they will have capital gains or losses.
                                                                        36

Taxes - The Funds will distribute substantially all of their net income each year in order to be exempt from federal income tax. Dividend and capital gains distributions will be taxable to each shareholder
depending upon the shareholder's tax status.                            36

Risk Factors - Risk Factors generally include interest rate risk, currency risk and general equity risk.

For a discussion of risk factors applicable to repurchase agreements.   25

For a discussion of risk factors applicable to money market instruments.
                                                                        26
For a discussion of risk factors applicable to concentration of assets
in the banking industry.                                                26

For a discussion of risk factors applicable to foreign investments.     26

For a discussion of risk factors applicable to when-issued securities.  26

For a discussion of risk factors applicable to inverse floaters. 	26

For a discussion of risk factors applicable to futures transactions.    27

For a discussion of risk factors applicable to the Year 2000 issue.     27


FUND EXPENSES

The following information is provided in order to assist you in understanding the various costs and expenses that a shareholder of a UMB Scout Fund will bear directly or indirectly. The expenses set forth below are based on the fiscal year ended June 30, 1998.


                                   UMB Scout       UMB Scout       UMB Scout
                                   Stock           Regional        WorldWide
                                   Fund, Inc.      Fund, Inc.      Fund, Inc.
Shareholder Transaction Expenses
  Maximum sales load imposed on
    purchases                      None            None            None
  Maximum sales load imposed on
    reinvested dividends           None            None            None
  Deferred sales load              None            None            None
  Redemption fee                   None            None            None
  Exchange fee                     None            None            None
Annual Fund Operating Expenses
(as a percentage of average net
  assets)
  Management fees                 .85%            .85%            .85%
  12b-1 fees                      None            None            None
  Other expenses                  .01%            None            .02%
  Total Fund operating expense    .86%            .85%            .87%

                                                                                   UMB Scout
                                   UMB Scout       UMB Scout       UMB Scout       Kansas Tax-
                                   Preservation    Balanced        Bond            Exempt Bond
                                   Fund, Inc.      Fund, Inc.      Fund, Inc.      Fund, Inc.
Shareholder Transaction Expenses
  Maximum sales load imposed on
    purchases                      None            None            None            None
  Maximum sales load imposed on
    reinvested dividends           None            None            None            None
  Deferred sales load              None            None            None            None
  Redemption fee                   None            None            None            None
  Exchange fee                     None            None            None            None
Annual Fund Operating Expenses
(as a percentage of average net
  assets)
  Management fees                 .85%            .85%            .85%             .50%
  12b-1 fees                      None            None            None             None
  Other expenses                  .01%            None            .02%             None
  Total Fund operating expense    .86%            .85%            .87%             .50%

                                                                       UMB Scout
                                   UMB Scout Money Market Fund, Inc.   Tax-Free
                                   Federal         Prime               Money Market
                                   Portfolio       Portfolio           Fund, Inc.
Shareholder Transaction Expenses
  Maximum sales load imposed on
    purchases                      None            None                None
  Maximum sales load imposed on
    reinvested dividends           None            None                None
  Deferred sales load              None            None                None
  Redemption fee                   None            None                None
  Exchange fee                     None            None                None
Annual Fund Operating Expenses
(as a percentage of average net
  assets)
  Management fees                 .50%            .50%                .50%
  12b-1 fees                      None            None                None
  Other expenses                  .01%            .01%               .04%
  Total Fund operating expense    .51%            .51%                .54%


Examples
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                UMB Scout       UMB Scout       UMB Scout
                Stock           Regional        WorldWide
                Fund, Inc.      Fund, Inc.      Fund, Inc.
1 Year          $        9      $        9      $        9
3 Years         $       27      $       27      $       28
5 Years         $       48      $       47      $       48
10 Years        $      106      $      105      $      107


                                                                UMB Scout
                UMB Scout       UMB Scout       UMB Scout       Kansas Tax-
                Preservation    Balanced        Bond            Exempt Bond
                Fund, Inc.      Fund, Inc.      Fund, Inc.      Fund, Inc.

1 Year          $        9      $        9      $        9      $        5
3 Years         $       27      $       27      $       28      $       16
5 Years         $       47      $       47      $       48      $       28
10 Years        $      105      $      105      $      107      $       63


                                                       UMB Scout
                UMB Scout Money Market Fund, Inc.      Tax-Free
                Federal         Prime                  Money Market
                Portfolio       Portfolio              Fund, Inc.

1 Year          $        5      $        5              $        6
3 Years         $       16      $       16              $       17
5 Years         $       29      $       29              $       30
10 Years        $       64      $       64              $       68

The above examples should not be considered a representation of past or future expenses as actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. The actual return may be greater or less than the assumed amount.

The various costs and expenses reflected in the foregoing Expense Table and Examples are explained in more detail in this prospectus. Management fees are discussed in greater detail under "Manager and Underwriter."

FINANCIAL HIGHLIGHTS

UMB Scout Stock Fund, Inc.

The following financial highlights for the ten years ended June 30, 1998, are from audited financial statements of UMB Scout Stock Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1998, Annual Report to Shareholders which is incorporated by reference in this prospectus. The information for each of the seven years in the period ended June 30, 1995, is covered by the report of other auditors.


                                        1998    1997    1996    1995    1994    1993    1992    1991    1990    1989
Net asset value, beginning of year   $ 18.33 $ 16.69 $ 16.36 $ 15.42 $ 15.74 $ 15.11 $ 14.16 $ 13.69 $ 13.30 $ 13.07

  Income from investment operations:
    Net investment income               0.41    0.43    0.48    0.48    0.35    0.36    0.44    0.54    0.58    0.54
    Net realized and unrealized gains
      on securities                     2.33    2.23    1.36    2.06    0.49    1.34    1.08    0.59    0.55    1.31
  Total from investment
    operations                          2.74    2.66    1.84    2.54    0.84    1.70    1.52    1.13    1.13    1.85

  Distributions from:
    Net investment income             (0.40)  (0.42)  (0.47)  (0.47)  (0.35)  (0.35)  (0.43)  (0.54)  (0.58)  (0.76)
    Net realized gain on
      investment transactions         (1.04)  (0.60)  (1.04)  (1.13)  (0.81)  (0.72)  (0.14)  (0.12)  (0.16)  (0.86)
  Total distributions                 (1.44)  (1.02)  (1.51)  (1.60)  (1.16)  (1.07)  (0.57)  (0.66)  (0.74)  (1.62)

Net asset value, end of year         $ 19.63 $ 18.33 $ 16.69 $ 16.36 $ 15.42 $ 15.74 $ 15.11 $ 14.16 $ 13.69 $ 13.30

Total return                             15%     16%     12%     17%     5%      11%     11%     9%      9%      15%

Ratios/Supplemental Data
Net assets, end of year (in millions)$   195 $   193 $   171 $   137 $   115 $   102 $    76 $    53 $    48 $    41
Ratio of expenses to average
  net assets                           0.86%   0.86%   0.85%   0.86%   0.87%   0.87%   0.86%   0.85%   0.88%   0.87%
Ratio of net investment income
  to average net assets                2.07%   2.48%   2.81%   3.01%   2.22%   2.30%   2.91%   4.03%   4.23%   4.08%
Portfolio turnover rate                  10%     16%     28%     52%     22%     21%     12%     8%      9%      17%
Average commission rate*             $ .0450 $ .0468 $ .0501     -       -       -       -       -       -       -

*For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

UMB Scout Regional Fund, Inc.

The following financial highlights for each of the periods presented to June 30, 1998, are from audited financial statements of UMB Scout Regional Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1998, Annual Report to Shareholders which is incorporated by reference in this prospectus. The information for each of the periods ended June 30, 1991, and prior is covered by the report of other auditors.

                                            Years Ended Jan. 1, 1996                            July 1 to
                                              June 30,  to June 30,    Years Ended Dec. 31,      Dec. 31,  Years Ended June 30,
                                           1998    1997    1996*   1995    1994    1993    1992    1991**  1991    1990    1989
Net asset value, beginning
  of period                             $ 11.21 $ 10.38 $ 10.11 $  9.20 $  9.49 $  9.09 $  8.30 $  8.28 $  8.24 $  8.27 $  9.24

  Income from investment operations:
    Net investment income                  0.20    0.22    0.10    0.19    0.18    0.12    0.12    0.03    0.60    0.64    0.68
    Net realized and unrealized gains
      or (losses) on securities            1.38    1.32    0.67    1.62  (0.12)    0.42    0.79  (0.01)    0.04  (0.03)  (0.97)
  Total from investment
    operations                             1.58    1.54    0.77    1.81    0.06    0.54    0.91    0.02    0.64    0.61  (0.29)

  Distributions from:
    Net investment income                (0.22)  (0.18)  (0.10)  (0.19)  (0.18)  (0.14)  (0.12)     -    (0.60)  (0.64)  (0.68)
    Net realized gain on
      investment transactions            (0.81)  (0.53)  (0.40)  (0.71)  (0.17)    -       -        -       -       -       -
  Total distributions                    (1.03)  (0.71)  (0.50)  (0.90)  (0.35)  (0.14)  (0.12)     -    (0.60)  (0.64)  (0.68)

Net asset value, end of period          $ 11.76 $ 11.21 $ 10.38 $ 10.11 $  9.20 $  9.49 $  9.09 $  8.30 $  8.28 $  8.24 $  8.27

Total return                                14%     15%     15%     20%      1%      6%     11%     .2%      8%      8%    (3%)

Ratios/Supplemental Data
Net assets, end of period
  (in millions)                         $    50 $    49 $    42 $    36 $    28 $    25 $    8  $     2 $    .4  $    2  $    2
Ratio of expenses to
  average net assets                      0.85%   0.87%   0.86%   0.89%   0.91%    .92%  1.06%   2.93%**  1.04%   1.12%   1.06%
Ratio of net investment income to
  average net assets                      1.54%   2.09%   1.94%   1.95%   1.95%   1.81%  1.91%   0.93%    7.13%   7.68%   7.66%
Portfolio turnover rate                     13%     20%     29%     37%     27%     17%    7%      14%       0%      0%      8%
Average commission rate***              $ .0469 $ .0496 $ .0477    -       -       -      -       -        -       -       -

*Ratios for this period of operation are annualized.

**Includes fees to register Fund shares for sale in additional States.

***For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

UMB Scout WorldWide Fund, Inc.

The following financial highlights for each of the periods presented from inception (September 14, 1993) to June 30, 1998, are from audited financial statements of UMB Scout WorldWide Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1998, Annual Report to Shareholders which is incorporated by reference in this prospectus.

                                      Years Ended June 30,    January 1, 1996 to   Years Ended Dec. 31,  September 14, 1993
                                           1998       1997      June 30, 1996*         1995      1994    to December 31, 1993**
Net asset value, beginning of period    $ 16.00    $ 12.90        $ 12.08           $ 10.84    $ 10.68          $ 10.13

  Income from investment operations:
    Net investment income                  0.29       0.26           0.14              0.22       0.17             0.03
    Net realized and unrealized gains
      on securities                        2.87       3.12           0.86              1.36       0.23             0.55
  Total from investment operations         3.16       3.38           1.00              1.58       0.40             0.58

  Distributions from:
    Net investment income                (0.32)     (0.21)         (0.14)            (0.22)     (0.17)           (0.03)
    Net realized gain on
      investment transactions            (0.22)     (0.07)         (0.04)            (0.12)     (0.07)             -
  Total distributions                    (0.54)     (0.28)         (0.18)            (0.34)     (0.24)           (0.03)

Net asset value, end of period          $ 18.62    $ 16.00        $ 12.90           $ 12.08    $ 10.84          $ 10.68

Total return                                20%        26%            17%               15%         4%              21%

Ratios/Supplemental Data
Net assets, end of year (in millions)   $    83    $    48        $    31           $    24    $    18          $     6
Ratio of expenses to average
  net assets                              0.87%      0.86%          0.85%             0.85%      0.85%            0.85%
Ratio of net investment income
  to average net assets                   2.01%      1.93%          2.40%             1.97%      1.87%            1.43%
Portfolio turnover rate                      3%        18%             5%               27%        24%               2%
Average commission rate***              $ .0540    $ .0315        $ .0468               -         -                -

*Ratios for this period of operation are annualized.

**The Fund was capitalized on March 5, 1993 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on September 14, 1993, at which time net asset value was $10.13 per share.
Ratios for this initial period of operation are annualized.

***For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

UMB Scout Capital Preservation Fund, Inc.

The following financial highlights for the period presented from inception (February 23, 1998) to June 30, 1998, are from audited financial statements of UMB Scout Capital Preservation Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1998, Annual Report to Shareholders which is incorporated by reference in this prospectus.

                                                February 23, 1998
                                                to June 30, 1998*

Net asset value, beginning of period            $   10.00

  Income from investment operations:
    Net investment income                            0.07
    Net realized and unrealized loss on
      securities                                   (0.33)
  Total from investment operations                 (0.26)

Net asset value, end of period                 $     9.74

Total return                                         (7%)

Ratios/Supplemental Data
Net assets, end of year (in thousands)          $     549
Ratio of expenses to average net assets             0.85%
Ratio of net to average net assets                  3.26%
Portfolio turnover rate                                7%
Average commission rate**                       $   .0694

*The Fund was capitalized on January 13, 1998 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on February 23, 1998, at which time net asset value was $10.00 per share.
Ratios for this initial period of operation are annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

UMB Scout Balanced Fund, Inc.

The following financial highlights for each of the periods presented from inception (December 6, 1995) to June 30, 1998, are from audited financial statements of UMB Scout Balanced Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1998, Annual Report to Shareholders which is incorporated by reference in this prospectus.

                                  Years Ended June 30,    December 6, 1995
                                        1998       1997   to June 30, 1996*

Net asset value, beginning of period $ 10.72    $ 10.18    $  10.09
  Income from investment operations:
    Net investment income               0.43       0.35        0.27
    Net realized and unrealized gains
      on securities                     0.54       0.52        0.06
  Total from investment operations      0.97       0.87        0.33

  Distributions from:
    Net investment income             (0.45)     (0.32)      (0.24)
    Net realized gain on investment
      transactions                    (0.33)     (0.01)        -
  Total distributions                 (0.78)     (0.33)      (0.24)

Net asset value, end of period       $ 10.91    $ 10.72     $ 10.18

Total return                              9%         9%          6%

Ratios/Supplemental Data
Net assets, end of year (in millions)$     8    $     8     $     3
Ratio of expenses to average net
  assets                               0.85%      0.85%       0.85%
Ratio of net investment income to
  average net assets                   3.78%      3.85%       3.71%
Portfolio turnover rate                  15%        14%          5%
Average commission rate**            $ .0426    $ .0641     $ .0660

*The Fund was capitalized on October 2, 1995 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on December 6, 1995, at which time net asset value was $10.09 per share.
Ratios for this initial period of operation are annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

UMB Scout Bond Fund, Inc.

The following financial highlights for the ten years ended June 30, 1998, are from audited financial statements of UMB Scout Bond Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1998, Annual Report to Shareholders which is incorporated by reference in this prospectus. The information for each of the seven years in the period ended June 30, 1995, is covered by the report of other auditors.

                                         1998    1997    1996    1995    1994    1993    1992    1991    1990    1989
Net asset value, beginning of year    $ 10.98 $ 10.93 $ 11.10 $ 10.75 $ 11.53 $ 11.14 $ 10.68 $ 10.48 $ 10.44 $ 10.85

  Income from investment operations:
    Net investment income                0.62    0.62    0.62    0.63    0.62    0.68    0.75    0.80    0.81    0.80
    Net realized and unrealized gains
      or (losses) on securities          0.23    0.05    (0.16)  0.35    (0.74)  0.39    0.43    0.16    0.02    0.04
  Total from investment
    operations                           0.85    0.67    0.46    0.98    (0.12)  1.07    1.18    0.96    0.83    0.84

  Distributions from:
    Net investment income              (0.62)  (0.62)  (0.62)  (0.63)  (0.62)  (0.68)  (0.72)  (0.76)  (0.79)  (1.22)
    Net realized gain on
      investment transactions            -       -     (0.01)    -*    (0.04)    -       -       -       -     (0.03)
  Total distributions                  (0.62)  (0.62)  (0.63)  (0.63)  (0.66)  (0.68)  (0.72)  (0.76)  (0.79)  (1.25)

Net asset value, end of year          $ 11.21 $ 10.98 $ 10.93 $ 11.10 $ 10.75 $ 11.53 $ 11.14 $ 10.68 $ 10.48 $ 10.44

Total return                               8%      6%      4%     10%    (1)%     10%     11%      9%      8%      8%

Ratios/Supplemental Data
Net assets, end of year (in millions) $    78 $    79 $    81 $    77 $    82 $    87 $    63 $    43  $   34 $    28
Ratio of expenses to average
  net assets                            0.87%   0.87%   0.86%   0.86%   0.87%   0.87%   0.87%   0.87%   0.88%   0.88%
Ratio of net investment income
  to average net assets                 5.61%   5.69%   5.63%   5.91%   5.50%   5.95%   6.77%   7.44%   7.61%   7.69%
Portfolio turnover rate                   12%     19%     12%      2%      9%     19%     24%     21%     13%      8%

*Capital gain distribution of .003 not significant for per share table.

UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

The following financial highlights for the period presented from inception (February 23, 1998) to June 30, 1998, are from audited financial statements of UMB Scout Kansas Tax-Exempt Bond Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1998, Annual Report to Shareholders which is incorporated by reference in this prospectus.

                                                February 23, 1998
                                                to June 30, 1998*

Net asset value, beginning of period            $   10.00

  Income from investment operations:
    Net investment income                            0.13
    Net realized and unrealized loss on
      securities                                   (0.06)
  Total from investment operations                   0.07

  Distributions from:
    Net investment income                          (0.13)

Net asset value, end of period                  $    9.94

Total return                                           2%

Ratios/Supplemental Data
Net assets, end of year (in millions)           $       6
Ratio of expenses to average net assets             0.50%
Ratio of net investment income to average
  net assets                                        4.33%
Portfolio turnover rate                                4%

*The Fund was capitalized on January 13, 1998 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on February 23, 1998, at which time net asset value was $10.00 per share.
Ratios for this initial period of operation are annualized.


UMB Scout Money Market Fund, Inc.

The following financial highlights for the ten years ended June 30, 1998, are from audited financial statements of UMB Scout Money Market Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1998, Annual Report to Shareholders which is incorporated by reference in this prospectus. The information for each of the eight years in the period ended June 30, 1996, is covered by the report of other auditors.

                                        1998    1997    1996    1995    1994    1993    1992    1991    1990    1989
PRIME PORTFOLIO
Net asset value, beginning of year    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

  Income from investment operations:
    Net investment income               0.05    0.05    0.05    0.05    0.03    0.03    0.04    0.07    0.08    0.08

  Distributions from:
    Net investment income             (0.05)  (0.05)  (0.05)  (0.05)  (0.03)  (0.03)  (0.04)  (0.07)  (0.08)  (0.08)

Net asset value, end of year          $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

Total return                              5%      5%      5%      5%      3%      3%      5%      7%      8%      9%

Ratios/Supplemental Data
Net assets, end of year (in millions) $  556  $  445  $  330  $  245  $  172  $  214  $  209  $  217  $  142  $  116
Ratio of expenses to average
  net assets                           0.51%   0.51%   0.51%   0.51%   0.51%   0.51%   0.51%   0.51%   0.51%   0.52%
Ratio of net investment income
  to average net assets                5.14%   4.97%   5.16%   5.10%   2.92%   2.87%   4.44%   6.85%   8.19%   8.58%

                                        1998    1997    1996    1995    1994    1993    1992    1991    1990    1989
FEDERAL PORTFOLIO

Net asset value, beginning of year    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

  Income from investment operations:
    Net investment income               0.05    0.05    0.05    0.05    0.03    0.03    0.04    0.07    0.08    0.08

  Distributions from:
    Net investment income             (0.05)  (0.05)  (0.05)  (0.05)  (0.03)  (0.03)  (0.04)  (0.07)  (0.08)  (0.08)

Net asset value, end of year          $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

Total return                              5%      5%      5%      5%      3%      3%      5%      7%      8%      8%

Ratios/Supplemental Data
Net assets, end of year (in millions) $  303  $  238  $  228  $  183  $  195  $  271  $  250  $  217  $  139  $  151
Ratio of expenses to average
  net assets                           0.51%   0.52%   0.51%   0.51%   0.50%   0.50%   0.51%   0.51%   0.52%   0.50%
Ratio of net investment income
  to average net assets                5.03%   4.92%   5.09%   4.97%   2.81%   2.81%   4.43%   6.68%   8.19%   8.12%

UMB Scout Tax-Free Money Market Fund, Inc.

The following financial highlights for the ten years ended June 30, 1998, are from audited financial statements of UMB Scout Tax-Free Money Market Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1998, Annual Report to Shareholders which is incorporated by reference in this prospectus. The information for each of the seven years in the period ended June 30, 1995, is covered by the report of other auditors.

                                        1998    1997    1996    1995    1994    1993    1992    1991    1990    1989
Net asset value, beginning of year    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

  Income from investment operations:
    Net investment income               0.03    0.03    0.03    0.03    0.02    0.02    0.03    0.05    0.05    0.05

  Distributions from:
    Net investment income             (0.03)  (0.03)  (0.03)  (0.03)  (0.02)  (0.02)  (0.03)  (0.05)  (0.05)  (0.05)

Net asset value, end of year          $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

Total return                              3%      3%      3%      3%      2%      2%      3%      5%      6%      6%

Ratios/Supplemental Data
Net assets, end of year (in millions) $  123  $  162  $  128  $   78  $   94  $   66  $   77  $  67   $   57  $   71
Ratio of expenses to average
  net assets                           0.54%   0.55%   0.52%   0.54%   0.53%   0.52%   0.52%   0.53%   0.53%   0.52%
Ratio of net investment
  income to average net assets         3.21%   3.16%   3.13%   3.20%   2.06%   2.15%   3.32%   4.80%   5.54%   5.66%

INVESTMENT OBJECTIVE AND
PORTFOLIO MANAGEMENT POLICY

Each Fund's objectives and policies as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.

UMB Scout Stock Fund

UMB Scout Stock Fund's objective is to provide investors with long-term growth of both capital and dividend income. Current yield is secondary to the long-term growth objective.

The Fund cannot guarantee that these objectives will be achieved because there are inherent risks in the ownership of the investments made by the Fund. The value of the Fund's shares will reflect changes in the market value of its investments, and dividends paid by the Fund will vary with the income it receives from these investments. Through careful management and diversification it will seek to reduce risk and enhance the opportunities for long-term growth of capital and income.

Normally the Fund will invest at least 80% of its total assets
(exclusive of cash) in common stocks. There are no restrictions or guidelines regarding investments of Fund assets in shares listed on an exchange or traded over-the-counter.

The Fund believes the true value of a company's stock is determined by its earning power, dividend-paying ability, and in many cases, by its assets. Consequently, the primary emphasis will be placed on progressive well-managed companies in growing industries that have demonstrated both a consistent and an above-average ability to increase their earnings and dividends and which have favorable prospects of sustaining such growth.

The Fund also believes that the intrinsic worth and the consequent value of the stock of most well-managed and successful companies usually does not change rapidly, even though wide variations in the price may occur. So normally, long-term positions in stocks of the portfolio companies selected will be taken and maintained while the company's record and prospects continue to meet with management's approval. The Fund will change its investments when, in management's judgment, economic and market conditions make such a course desirable. But such changes will be no more than is necessary to carry out the Fund's objectives.

Necessary reserves will be held in cash or short-term debt obligations, including repurchase agreements (see below), readily changeable to cash. The management believes, however, that there may be times when the shareholders' interests are best served and the objectives are most likely to be achieved, by investing in securities convertible into common stocks, preferred stocks, high-grade bonds or other defensive issues. It retains the freedom to administer the portfolio of the Fund accordingly when, in its judgment, economic and market conditions make such a course desirable.

The Fund also may invest in issues of the United States Treasury and United States government agencies subject to repurchase agreements entered into with the seller of the issue. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 25.

Although the Fund does not intend to obtain short-term trading profits, it is possible that holdings may be increased when a stock is considered to be undervalued and decreased when it is considered to be overvalued.

The Fund does not intend to concentrate its investments in any particular industry. Without the approval of shareholders, it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry.

UMB Scout Regional Fund

The UMB Scout Regional Fund's objective is to provide long-term growth of both capital and dividend income through investment in smaller regional companies. Current yield is secondary to the long-term growth objective. UMB Scout Regional Fund invests in a diversified list of common stocks representing such companies located in or doing a substantial portion of their business in Missouri, Kansas, Iowa, Nebraska, Arkansas, Oklahoma, Illinois, and Colorado. Such stocks will be selected for their promise of long-term growth of both capital and dividend income. There can be no assurance that the Fund will achieve its objective. This objective may not be changed without shareholder approval. The Fund will seek to achieve its objective by investing at least 80% of its total assets (exclusive of cash) in a diversified portfolio of common stocks of smaller companies either located in or having a substantial portion of their business in Missouri, Kansas, Iowa, Nebraska, Arkansas, Oklahoma, Illinois, and Colorado. There are no restrictions or guidelines regarding investment of Fund assets in shares listed on an exchange or traded over-the-counter.

The Fund generally intends to invest in stocks of such regional companies with market capitalization of $1 billion or less, although there may be times when shareholders' interests are best served by investing in preferred stocks, bonds or other defensive issues. It is not anticipated that the Fund will invest in "penny stocks" or other issues with very low prices although price alone will not be a sole determining factor in the selection of investments.

The Fund cannot guarantee that its investment objectives will be achieved because there are inherent risks in the ownership of any investments, particularly investments in smaller companies. The value of the Fund's shares will reflect changes in the market value of its investments, and dividends paid by the Fund will vary with the income it receives from these investments. Through careful management and diversification it will seek to reduce risk and enhance the opportunities for long-term growth of capital and income.

While the Fund's investments will be concentrated in the eight-state region described above, it does not intend to concentrate its investments in any particular industry. Without the approval of shareholders, it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry. Although there is no intention to concentrate Fund investments in one or more of the states mentioned above, there is no limitation upon investments in any particular state.

The Fund will normally invest at least 75% of its assets in investment-grade common stocks, but reserves the right to temporarily invest for defensive purposes less than 75% of its assets in common stocks if, in the opinion of the Fund's manager, prevailing market conditions warrant. The Fund may invest the balance, up to 100% of its assets, in preferred stocks or defensive issues such as short-term money market instruments, commercial paper, bankers' acceptances, certificates of deposit and other debt securities such as corporate bonds rated A or better by Moody's or Standard & Poor's, or U.S. government issues such as treasury bills, treasury notes and treasury bonds.

Necessary reserves will be held in cash or short-term debt obligations, including repurchase agreements (see below), readily changeable to cash. The management believes, however, that there may be times when the shareholders' interests are best served and the Fund's investment objectives are most likely to be achieved, by investing in securities convertible into common stocks, or defensive issues such as high-grade bonds or other defensive issues. It retains the freedom to administer the portfolio of the Fund accordingly when, in its judgment, economic and market conditions make such a course desirable.

The Fund also may invest in issues of the United States Treasury and United States government agencies subject to repurchase agreements entered into with the seller of the issue. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 25.

Although the Fund does not intend to obtain short-term trading profits, it is possible that holdings may be increased when a stock is considered to be undervalued and decreased when it is considered to be overvalued.

UMB Scout WorldWide Fund

UMB Scout WorldWide Fund intends to invest in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks) of established companies either located outside the United States or whose primary business is carried on outside the country. American Depository Receipts (ADR's), which represent foreign securities and are traded on U.S. Exchanges or in the over-the-counter market, will continue to represent the bulk of the Fund's portfolio. However, the Fund reserves the right to invest directly in foreign securities or to purchase European Deposit Receipts (EDR's) and International Depository Receipts (IDR's), in bearer form, which are designed for use in European and other securities markets. Limiting the Fund investments to ADR's, may have the effect of limiting the Fund's investment alternatives and reducing the Fund's potential diversification resulting in additional risk to the Fund, however, management believes that use of ADR's in the initial period of operations will be a cost-effective method of participating in international securities, and will lessen the exposure of the Fund and its shareholders to various special risks inherent in foreign securities investments (see "Risk Factors Applicable to Foreign Investments").

The Fund will use the portfolio management policies described below to attempt to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Fund's portfolio securities by investing in equity securities which in the opinion of the manager, offer good growth potential and in many cases pay dividends. The Fund will look at such factors as the company's assets, personnel, sales, earnings and location of its corporate headquarters to determine whether more than 50% of such assets, personnel, sales or earnings are located outside the United States and therefore the company's primary business is carried on outside the United States. The Fund diversifies its investments among various countries and a number of different industries.

There is no guarantee that the Fund's objective will be achieved. Investments in international securities involve risks in addition to those risks associated with investments in the United States (see "Risk Factors Applicable to Foreign Investments"). Therefore, the Fund should be considered only as a means for international diversification and not as a complete investment program. The Fund is designed for long-term investors who are able to accept the risks of international investing. The investment objective of the Fund cannot be changed without the approval of the holders of a majority of the Fund's outstanding shares.

The Fund is designed to provide investors with a diversified participation in international businesses. Over the years, some foreign businesses have been especially successful in their particular industries and some foreign stock markets have outperformed the American markets. Foreign securities markets do not always move in parallel with the U.S. securities markets, so investing in international securities can provide diversification advantages. Because the underlying securities of the ADRs' in which the Fund invests trade primarily in foreign markets, any rise or fall of the U.S. dollar in relation to foreign currencies will affect their U.S. dollar value and thereby will affect the investment performance of the Fund. A change in the value of any foreign currency relative to the dollar will result in a corresponding change in the dollar value of Fund assets whose underlying securities are denominated or traded in that currency.

The Fund primarily invests in securities of seasoned companies which are listed on U.S. stock exchanges and which the manager considers to have attractive characteristics in terms of profitability, growth and financial resources. "Seasoned" and "established" companies are those companies which have been in existence for at least 3 years and, in the opinion of the investment counsel, are known for the quality and acceptance of their products or services and for their ability to generate profits and in many cases pay dividends. The Fund may invest in fixed-income securities of foreign governments or companies when the manager believes that prevailing market, economic, political or currency conditions warrant such investments. While most foreign securities are not subject to standard credit ratings, the investment counsel intends to select "investment grade" issues of foreign debt securities which are comparable to a Baa or higher rating by Moody's Investors Service, Inc. or a BBB or higher rating by Standard and Poor's Corporation, based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to be medium grade and have speculative characteristics. Equity securities of non-United States companies will be selected on the same criteria as securities of United States domestic companies. The Fund may invest in securities which are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. The Fund does not intend to hold assets in its portfolio in excess of 5% of total assets in securities whose ratings have dropped below investment grade. The manager will review such securities and determine appropriate action to take with respect to such securities.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange which one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Fund will not speculate in foreign forward exchange. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The Fund intends to diversify investments broadly among countries and normally to have represented in the portfolio business activities of not less than three foreign countries. Generally, the Fund does not intend to invest more than 25% of its total assets in any one particular country or securities issued by a foreign government, its agencies or instrumentalities in the foreseeable future. However, the Fund may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments.

Necessary reserves will be held in cash or short-term debt obligations, including repurchase agreements (see below), readily changeable to cash. The management believes, however, that there may be times when the shareholders' interests are best served and the Fund's investment objectives are most likely to be achieved, by investing in securities convertible into common stocks rated A or better by Standard & Poor's or Moody's, or defensive issues such as high-grade bonds or other defensive issues rated A or better by Standard & Poor's or Moody's. It retains the freedom to administer the portfolio of the Fund accordingly when, in its judgment, economic and market conditions make such a course desirable.

UMB Scout Capital
Preservation Fund

The UMB Scout Capital Preservation Fund's objective is to seek long-term capital growth. Long-term capital growth is intended to be achieved primarily by the Fund's investment in a diversified portfolio of equity securities (common stocks and convertible securities). The Fund seeks to achieve its objective by investing primarily in common stocks of companies whose earnings or tangible assets are expected by the investment manager to outpace the rate of inflation.

The Fund will normally invest in a diversified portfolio of securities. The Fund has the flexibility to pursue its objective through any type or quality of domestic or foreign security. In selecting investments, the manager will consider economic and monetary conditions and projected inflation rates over time. The manager will shift the proportions of each type of investment based on its interpretation of economic conditions and underlying security valuations. Normally the Fund will invest at least 65% of its total assets in equity securities. The Fund will invest in equity securities of companies with a significant potential for earnings growth or revaluation of assets.

The Fund will normally invest in the following equity or convertible securities:

	1.	Domestic companies of any size listed on an exchange or
over-the-counter.

	2.	Foreign companies of any size with shares listed on a U.S.
exchange or over-the-counter or foreign companies with American
Depository Receipts (ADRs) which represent foreign securities and are traded on U.S. exchanges or over-the-counter. The Fund may also invest directly in foreign securities.

The Fund will not be restricted as to market capitalization. However, under normal circumstances, the Fund will not invest more than 25% or more of its total assets in a single industry. Also, the Fund may not own more than 10% of the outstanding voting securities of a single issuer. The Fund may not invest more than 5% of its equity assets in any one issuer.

When, in the manager's judgment, market conditions warrant substantial temporary investments in high-quality money market securities, the Fund may do so. Investments in money market securities shall include government securities, government agency securities, commercial paper, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by Moody's or A-2 or higher by Standard & Poor's.

The Fund cannot guarantee that its objectives will be achieved because there are inherent risks in the ownership of the investments made by the Fund. The value of the Fund's shares will reflect changes in the market value of its investments, and dividends paid by the Fund will vary with the income it receives from these investments.

Through careful management and diversification, the Fund will seek to reduce risk and enhance the opportunities for long-term growth of capital. The flexibility to realize relative value between asset classes, markets and individual securities offers investors the opportunity to access undervalued securities around the globe.

The Fund may also invest in the following fixed income securities:

	1.	Direct obligations of the U.S. Government, such as bills,
notes, bonds and other debt securities issued by the U.S. Treasury.

	2.	Obligations of U.S. government agencies and
instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks or the Federal National Mortgage Association.

	3.	Securities issued by corporations or other business
organizations.

The Fund's investments in fixed income securities issued by corporations or other business organizations will be classified, at the time of purchase, as investment grade securities, which means that they will be rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corporation. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's adviser, at least equivalent to a Baa rating by Moody's or a BBB rating by Standard & Poor's. Although securities rated Baa by Moody's and BBB by Standard & Poor's are considered to be investment grade, they have speculative characteristics. Such securities carry a lower degree of risk than lower rated securities.

Securities that are subsequently downgraded in quality below Baa by Moody's or BBB by Standard & Poor's may continue to be held by the Fund until such time as they can be disposed of in a reasonably practicable manner.

Investments in foreign securities involve risks in addition to those risks associated with investments in the United States. Since stocks of foreign companies are normally denominated in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect U.S. investments in those countries.

The Fund will generally not trade in securities in order to obtain short-term profits. However, when the manager believes that circumstances warrant, the Fund may buy and sell portfolio securities without regard to the length of time held.

UMB Scout Balanced Fund

UMB Scout Balanced Fund seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks). High current income is intended to be achieved by the Fund's investment in a diversified portfolio of fixed-income obligations.

The Fund will normally invest in a diversified portfolio of securities. The Fund has the flexibility to pursue its objective through any type or quality of domestic or foreign security. The manager will shift the proportions of each type of investment based on interpretation of economic conditions and underlying security valuations. Normally the Fund will invest at least 25% of its total assets in equity securities and a minimum of 25% of its total assets in fixed income senior obligations. When, in the manager's judgment, market conditions warrant, the Fund, for defensive purposes, may make substantial temporary investments in high quality money market securities.

The Fund will normally invest in the following fixed income securities:

	1.	Direct obligations of the U.S. Government, such as bills,
notes, bonds and other debt securities issued by the U.S. Treasury.

	2.	Obligations of U.S. government agencies and
instrumentalities which are secured by the full faith and credit of the U.S. Treasury; such as securities of the Government National Mortgage Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association.

	3.	Securities issued by corporations or other business
organizations. The Fund will generally invest in securities that, at the time of purchase, are classified as investment grade by Moody's Investors Service, Inc. or by Standard & Poor's Corporation. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund, as long as such securities do not exceed 5% of the portfolio, and will be sold only if the manager believes it would be advantageous to do so.

It is anticipated that the average maturity of the fixed income obligations in the Fund's portfolio will be between five and seven years.

The Fund will normally invest in the following equity securities, securities convertible into equity securities, preferred stocks and warrants:

	1.	Domestic companies listed on an exchange or over-the-
counter.

	2.	Foreign companies with shares listed on U.S. Exchanges or in the over-the-counter market, or foreign companies with American
Depository Receipts (ADR's) which represent foreign securities and are traded on U.S. Exchanges or in the over-the-counter market. The Fund may also invest directly in foreign securities.

The Fund will not be restricted as to market capitalization. However, under normal circumstances, the Fund will not invest more than 25% of its assets in a single industry. Also the Fund may not own more than 10% of the outstanding voting securities of a single issuer. The Fund may not invest more than 5% of its equity assets in any one issuer.

Investments in money market securities shall include government securities, government agency securities, commercial paper, bankers' acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P-2 or higher by Moody's or A-2 or higher by Standard & Poor's.

The Fund cannot guarantee that its investment objectives will be achieved because there are inherent risks in the ownership of the investments made by the Fund. The value of the Fund's shares will reflect changes in the market value of its investments, and dividends paid by the Fund will vary with the income it receives from these investments.

Through careful management and diversification, the Fund will seek to reduce risk and enhance the opportunities for long-term growth of capital and income. The flexibility to realize relative value between asset classes, markets and individual securities offers investors the opportunity to access undervalued securities around the globe. The total return approach employed by the Fund is ideal for investors seeking to diversify assets and move money to areas of attractive valuation.

Securities rated Baa or higher by Moody's or BBB by Standard & Poor's or higher are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by Standard & Poor's have speculative characteristics, they are considered to be investment grade. Such securities carry a lower degree of risk than lower rated securities.

Securities that are subsequently downgraded in quality below Baa by Moody's or BBB by Standard & Poor's may continue to be held by the Fund, and will be sold only if the Fund's adviser believes it would be advantageous to do so. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's adviser, at least equivalent to a Baa rating by Moody's or a BBB rating by Standard & Poor's.

UMB Scout Bond Fund

UMB Scout Bond Fund's investment objective is to provide shareholders with maximum current income consistent with its quality and maturity standards by investing in a diversified portfolio of fixed-income obligations. The Fund cannot guarantee that its objective will be achieved because there are inherent risks in the ownership of fixed-income investments. The value of the Fund's shares will reflect changes in the market value of its investments which will vary inversely with changes in interest rates. Dividends paid by the Fund will vary according to the income it receives from its investments. However, the Fund will seek, through careful management and diversification, to reduce these risks and enhance the opportunities for maximizing current income.

The Fund will normally invest at least 80% of its assets in bonds such as: (1) direct or guaranteed obligations of the U.S. Government and its agencies, and (2) high-quality debt securities including notes and bonds issued by corporations or other business organizations.

The Fund will invest only in the following "U.S. Government
Securities:"

	1.	Direct obligations of the U.S. Government, such as bills,
notes, bonds and other debt securities issued by the U.S. Treasury.

	2.	Obligations of U.S. government agencies and
instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank, or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association.

The Fund's investments in securities issued by corporations or other business organizations will be rated at the time of purchase within the top three classifications of Moody's Investors Service, Inc. (Aaa, Aa, and A) or Standard & Poor's Corporation (AAA, AA and A). The Fund will use obligations secured by specific assets of the issuing corporation as well as unsecured debentures which represent claims on the general credit of the issuer. (For a description of ratings, see "Fixed Income Securities Described and Ratings" in the "Statement of Additional Information.")

In order to enhance portfolio flexibility and to provide for unexpected redemptions, the Fund may maintain a portion of its assets in reserves. These reserves will be held in cash or short-term debt obligations.

The Fund may invest in commercial paper, including variable rate master demand notes, of companies whose commercial paper is rated P-1 by Moody's or A-1 by Standard & Poor's. If not rated by either Moody's or Standard & Poor's, a company's commercial paper, including variable rate master demand notes, may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P.

Variable rate master demand notes represent a borrowing arrangement under a letter of agreement between a commercial paper issuer and an institutional lender. Applicable interest rates are determined on a formula basis and are adjusted on a monthly, quarterly, or other term as set out in the agreement. They vary as to the right of the lender to demand payment. It is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with the Fund's investment in variable rate master demand notes, the Fund's manager will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

The Fund may invest in certificates of deposit, bankers' acceptances, and other commercial bank short-term obligations issued domestically by United States banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation, or such securities which may be issued by holding companies of such banks.

The Fund may also invest in issues of the United States Treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issues. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 25.

Maturities of all Fund investments normally will not exceed 20 years at the date of purchase. However, management may extend maturity limits or change portfolio holdings or vary portfolio mix when in its judgment economic and market conditions make it desirable in the best interests of the shareholders.

Although the Fund does not intend to obtain short-term trading profits, it is possible that it may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity.

UMB Scout Kansas
Tax-Exempt Bond Fund

The UMB Scout Kansas Tax-Exempt Bond Fund seeks current income exempt from regular federal income tax and Kansas state personal income taxes. The Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal bonds or debt instruments, the interest on which is exempt from regular federal income tax and from state personal income tax.

The Fund will generally invest in securities that, at the time of purchase, are classified as investment grade by Moody's Investors Service, Inc. ("Moody's") (Aaa to Baa), by Standard & Poor's (AAA to
BBB) or Fitch Investor's Services ("Fitch") (AAA to BBB). The ratings BBB and Baa are not identical. Standard & Poor's and Fitch consider bonds and debt instruments rated BBB to have adequate capacity to pay principal and interest. Moody's considers bonds and debt instruments rated Baa to have speculative characteristics. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund until such time as they can be disposed of in a reasonably practicable manner. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's manager, at least equivalent to a Baa rating by Moody's or a BBB rating by Standard & Poor's or Fitch.

Municipal Bonds and Debt Instruments

The following non-fundamental policies and information further explain the investment practices of the UMB Scout Kansas Tax-Exempt Bond Fund. These policies may be modified by the Fund's Board of Directors without the requirement of shareholder approval.

Municipal bonds and debt instruments include bonds, notes and commercial paper of varying maturities issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a state's legislature and the availability of monies for such payments. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, the UMB Scout Kansas Tax-Exempt Bond Fund will invest at least 80% of its net assets in obligations issued by Kansas or its political subdivisions.

The Fund will concentrate its investments in municipal obligations issued by Kansas and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers in Kansas than mutual funds which do not concentrate in a specific state. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Municipal obligations that rely on an annual appropriation of funds by a state's legislature for payment are also subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that the Fund's assets are concentrated in municipal obligations of issuers of a single state, the Fund may be subject to an increased risk of loss. The Fund may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.

The Fund may invest up to 20% of its net assets in municipal obligations issued by the same or similar types of issuers, including, without limitation, the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to fluctuations in Medicare and Medicaid reimbursements, and national and state health care legislation. As the Fund's concentration increases, so does the potential for fluctuation in the value of the Fund's shares.

The secondary market for some municipal obligations issued within Kansas (including issues which are privately placed) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Fund will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Fund may permit the issuer at its option to "call" or redeem its securities. If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which the Fund invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Fund is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and the Fund is required to distribute its share of the Fund's income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

The Fund may invest in municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

In pursuit of its investment objective, the Fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of the Fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. Municipal bonds with longer maturities (durations) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively. In addition, the values of municipal bonds are affected by changes in general economic conditions and business conditions affecting the specific industries or their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Fund's investments. The amount of information about the financial conditions of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

In addition, the Fund's investment in zero-coupon bonds, bonds issued or acquired at a discount, delayed interest bonds and bonds which are used to finance certain private activities are subject to special tax rules that may affect the amount, timing or character of your distributions. Also, certain municipal debt instruments may be subject to the federal alternative minimum tax, however, at least 80% of the Fund's net assets will be invested in securities that are not subject to such tax. More detailed tax information is included in the "Statement of Additional Information."

The Fund will generally not trade in securities in order to obtain short-term profits. However, the Fund may buy and sell securities to take advantage of yield relationships among similar securities or, when circumstances warrant, the Fund may buy and sell portfolio securities without regard to the length of time held. The Fund's portfolio turnover rate is not expected to exceed 25% annually.

Non-Diversified Status. As a "non-diversified" investment company, the Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. The Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Fund is more susceptible to any single adverse economic or political occurrence or development affecting issuers of Kansas municipal obligations. For purposes of this restriction, each Kansas political subdivision is considered to be the ultimate issuer, rather than the Kansas Development Finance Authority, under whose authority Kansas bonds are issued.

Portfolio Maturity. The Fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 5 to 30 years.

Other Investment Information. When, in the manager's judgment, market conditions warrant substantial temporary investments in high-quality securities, the Fund may do so. The Fund may invest in high-quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, the Fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the Fund may invest up to 100% as a temporary defensive measure in response to adverse market conditions.

If suitable short-term municipal investments are not reasonably available, the Fund may invest in short-term taxable securities that are rated Aa or AA by Moody's and Standard & Poor's, respectively, or issued by the U.S. Government, and that have a maturity of one year or less or have a variable interest rate.

Investments in money market securities shall include government securities, government agency securities, commercial paper, municipal notes, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by Moody's, A-2 or higher by Standard & Poor's, or F2 or higher by Fitch's, with comparable rating restrictions for municipal notes.

The Fund cannot guarantee that its objective will be achieved because there are inherent risks in the ownership of the investments made by the Fund. The value of the Fund's shares will reflect changes in the market value of its investments. Dividends paid by the Fund will vary with the income it receives from these investments.

Kansas. The Kansas economy is primarily centered on trade, services, government and manufacturing, with agriculture remaining as an important component. Employment has grown 2.5% - 3.0% annually over the past three years, however, personal income figures are volatile in view of the farming component of the economy.

State revenue sources include a 4.9% sales tax, a corporate income tax between 4% and 7.35% and an individual tax rate between 3.5% and 7.75%. Income and sales taxes each account for 41% of the state's operating revenue which, in the 1997-98 fiscal year, totaled $3.97 billion, which was higher than projected levels. Revenues are conservatively projected to increase only 1.1% in 1998 over actual 1997 revenues.

Kansas has no general obligation debt, and relatively few bonds that are issued are rated. The most significant debt is that of the Department of Transportation for highway purposes. Other debt is issued under the authority of the Kansas Development Finance Authority.

Because the State has no general obligation debt, there is no rating for Kansas general obligation bonds.

Kansas Taxes. Individuals, trusts, estates and corporations will not be subject to the Kansas income tax on the portion of exempt-interest dividends derived from interest on obligations of Kansas and its political subdivisions issued after December 31, 1987, and interest on obligations issued before January 1, 1988 where the laws of the State of Kansas authorizing the issuance of such obligations specifically exempt the interest on such obligations from income tax under the laws of the State of Kansas. All remaining dividends (except for dividends, if any, derived from qualifying debt obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam and which are exempt from federal and state income taxes pursuant to federal law), including dividends derived from capital gains, will be includable in the Kansas taxable income of individuals, trusts, estates and corporations. Distributions treated as long-term capital gains for federal income tax purposes will generally receive the same characterization under Kansas law. Capital gains or losses realized from a redemption, sale or exchange of shares of the Fund by a Kansas taxpayer will be taken into account for Kansas income tax purposes.

The above exemptions do not apply to the privilege tax imposed on banks, banking associations, trust companies, savings and loan associations and insurance companies, or the franchise tax imposed on corporations. Banks, banking associations, trust companies, savings and loan associations, insurance companies and corporations are urged to consult their own tax advisors regarding the effects of these taxes before investing in the Fund.

The tax discussion set forth above is for general information only. The foregoing relates to Kansas income taxation as in effect as of the date of this prospectus. Investors should consult their own tax advisors regarding the state, local and other tax consequences of an investment in the Fund, including any proposed change in the tax laws.

UMB Scout Money Market Fund

UMB Scout Money Market Fund offers two separate Portfolios, Federal and Prime, each of which invest in high quality short-term debt instruments for the purpose of maximizing income consistent with safety of principal and liquidity. Each Portfolio also seeks to maintain a constant price of $1.00 per share. Neither Portfolio's objective can be changed without the approval of a majority of its outstanding shares. Each Portfolio will limit its holdings to the types of securities hereinafter described.

Federal Portfolio

The Federal Portfolio will invest only in the following "U.S.
Government Securities:"

	1.	Direct obligations of the U.S. Government, such as bills,
notes, bonds and other debt securities issued by the U.S. Treasury.

	2.	Obligations of U.S. government agencies and
instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, or the Federal National Mortgage Association.

The Federal Portfolio also may invest in issues of the United States Treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issues. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 25.

Prime Portfolio

The Prime Portfolio may invest in any of the following in addition to securities eligible for the Federal Portfolio:

	1.	Certificates of deposit, bankers' acceptances, and other
short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation, or holding companies of such banks.

	2.	Commercial paper, including variable rate master demand
notes of companies whose commercial paper is rated P-2 or higher by Moody's Investors Service, Inc. (Moody's) or A-2 or higher by Standard and Poor's Corporation (S&P). If not rated by either Moody's or S&P, a company's commercial paper, including variable rate master demand notes, may be purchased by the Prime Portfolio if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P. Variable rate master demand notes represent a borrowing arrangement under a letter of agreement between a commercial paper issuer and an institutional lender. Applicable interest rates are determined on a formula basis and are adjusted on a monthly, quarterly, or other term as set out in the agreement. They vary as to the right of the lender to demand payment. (For a description of money market securities and their ratings, see "Fixed Income Securities Described and Ratings" in the "Statement of Additional Information.")

	3.	Short-term debt securities which are non-convertible and
which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P.

	4.	Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least
$1 billion and which are members of the Federal Home Loan Banks
Association and insured by Federal Deposit Insurance Corporation.

To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses, since there are normally no broker's commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, the Fund will price its shares according to a procedure known as amortized cost, and will maintain 100% of its assets in securities with remaining maturities of 397 days or less, and limit its investments to those instruments which the Directors of the Fund determine present minimal credit risks, and which are eligible investments under the rule. Each Portfolio will maintain a weighted average maturity of 90 days or less.

UMB Scout Tax-Free
Money Market Fund

UMB Scout Tax-Free Money Market Fund's objective is to provide investors with the highest level of investment income exempt from federal income tax consistent with its quality and maturity standards. It also seeks to maintain liquidity and a constant price of $1.00 per share. The Fund cannot guarantee that these objectives will be achieved, but through careful management and diversification it will seek to reduce risk and enhance the opportunities for higher income and greater price stability. The Fund will not purchase any security which at the time of purchase has a maturity more than one year from the date of purchase.

During periods of normal market conditions, the Fund will invest at least 80% of its total assets (exclusive of cash) in short-term municipal securities, as defined in this prospectus. This fundamental policy will not be changed without shareholder approval, except that the Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interest of shareholders, such as when market conditions dictate a defensive posture in taxable obligations. During the Fund's fiscal year ended June 30, 1998, 100% of income was exempt from federal income taxes.

Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the United States; (2) are rated MIG-1 or MIG-2 by Moody's; or (3) if the obligations or notes are not rated, of comparable quality as determined by the Board of Directors. Short-term discount notes are limited to those obligations rated A-1 by S&P, or Prime-1 by Moody's or their equivalents as determined by the Board of Directors. If the short-term discount notes are not rated, they must be of comparable quality as determined by the Board of Directors. (For a description of municipal securities and their ratings, see "Municipal Securities Described and Ratings" in the "Statement of Additional Information.")

While the Fund normally maintains at least 80% of the portfolio in municipal securities, it may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the United States of America, its agents or instrumentalities; certificates of deposit; bankers' acceptances and other short-term debt obligations of United States banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by Standard & Poor's Corp. or Prime-2 or better by Moody's Investors Service, Inc., or certain rights to acquire these securities.

The Fund reserves the right to hold cash reserves as management deems necessary for defensive or emergency purposes.

It is the policy of the Fund not to invest more than 25% of its assets in any one classification of municipal securities, except project notes or other tax-exempt obligations which are backed by the U.S. Government.

Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses since there are normally no brokers' commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

UMB Scout Tax-Free Money Market Fund may invest in issues of the United States Treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issue. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 25.

REPURCHASE AGREEMENTS

A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Funds.

The Funds will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days, and other illiquid securities, will not exceed 10% of the net assets of any Fund.

RISK FACTORS

Risk Factors Applicable
to Repurchase Agreements

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors applicable
to Money Market Instruments

The yield and the principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. The Fund will seek to minimize these risks through portfolio diversification, careful portfolio selection among securities considered to be high quality and by maintaining short average maturities.

Risk Factors Applicable
to Concentration of Assets
in the Banking Industry

Concentration of assets in the banking industry may increase the element of risk because banks are highly leveraged. The manager believes this risk is reduced because purchases will be limited to banks which are members of the Federal Deposit Insurance Corporation, although securities purchased by the Fund may not be F.D.I.C. insured deposits. Furthermore, the manager will carefully evaluate the financial ratios and asset characteristics of banks in which the Funds might invest, and reject those banks whose financial ratios and asset characteristics are not, in the manager's opinion, sufficiently strong.

Risk Factors Applicable
to Foreign Investments

From time to time, UMB Scout WorldWide Fund may invest in companies located in developing countries. A developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries. The Fund will not invest more than 20% of its total assets in companies located in developing countries.

The risks to which the UMB Scout WorldWide Fund is exposed, as a result of investing in companies located outside the United States include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Under normal circumstances the Fund will invest at least 65% of its assets in equity securities of foreign issuers. However, to meet the liquidity needs of the Fund or when the Fund believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest all or a major portion of its assets in short-term debt securities denominated in U.S. dollars, including U.S. treasury bills and other securities of the U.S. government and its agencies, bankers' acceptances and certificates of deposit rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service as well as enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers which are collateralized by such securities. The Fund may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.

Risk Factors Applicable
to When-Issued Securities

The UMB Scout Kansas Tax-Exempt Bond Fund may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the UMB Scout Kansas Tax-Exempt Bond Fund agreed to pay for them. The UMB Scout Kansas Tax-Exempt Bond Fund may also purchase instruments that give it the option to purchase a municipal obligation when and if issued.

Risk Factors Applicable
to Inverse Floaters

The UMB Scout Kansas Tax-Exempt Bond Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulae which generally reduce or, in the extreme, eliminate the interest paid to the UMB Scout Kansas Tax-Exempt Bond Fund when short-term interest rates rise, and increase the interest paid to the UMB Scout Kansas Tax-Exempt Bond Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

Risk Factors Applicable
to Futures Transactions

The UMB Scout Kansas Tax-Exempt Bond Fund may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the UMB Scout Kansas Tax-Exempt Bond Fund's initial investment in these contracts. The UMB Scout Kansas Tax-Exempt Bond Fund may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the UMB Scout Kansas Tax-Exempt Bond Fund's outstanding positions would exceed 5% of the market costs. There can be no assurance that the investment manager's use of futures will be advantageous to the UMB Scout Kansas Tax-Exempt Bond Fund. Distributions by the UMB Scout Kansas Tax-Exempt Bond Fund of any gains realized on its transactions in futures and options on futures will be taxable.

Risk Factors Applicable
to Year 2000 Issue

Like other mutual funds, as well as other financial and business organizations around the world, the Funds could be adversely affected if the computer systems used by UMB Bank, n.a., Jones & Babson, Inc. and other service providers, in performing their administrative functions do not properly process and calculate date-related information and data as of and after January 1, 2000. This is commonly known as the "Year 2000 Issue." UMB Bank, n.a. and Jones & Babson, Inc. are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

INVESTMENT RESTRICTIONS

In addition to the policies set forth under the caption "Investment Objective and Portfolio Management Policy" the Funds are subject to certain other restrictions which may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund or the affected Portfolio. Among these restrictions, the more important ones are that the UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Bond Fund, UMB Scout Money Market Fund (each Portfolio), UMB Scout Tax-Free Money Market Fund, UMB Scout WorldWide Fund and UMB Scout Balanced Fund will not purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; borrow money in excess of 10% of total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of portfolio securities; will repay all borrowings before making additional investments (interest paid on such borrowings will reduce net income). The full text of these restrictions is set forth in the "Statement of Additional
Information."

There is no limitation with respect to investments in U.S. Treasury Bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

The UMB Scout Capital Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund will not: purchase the securities of any issuer if, with respect to 75% of the Fund's total assets (50% for the UMB Scout Kansas Tax-Exempt Bond Fund), more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; borrow money in excess of 10% of total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; borrow to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely dispositions of portfolio securities (interest paid on such borrowings will reduce net income); and securities will not be purchased while outstanding bank borrowings exceed 5% of the value of the Fund's total assets. The full text of these restrictions is set forth in the "Statement of Additional Information."

As a matter of non-fundamental policy, the UMB Scout Capital Preservation Fund may invest without limit in U.S. Treasury Bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities for temporary defensive purposes, however, the Fund will normally invest no more than 35% of its total assets in such securities.

PERFORMANCE MEASURES

From time to time, each of the Funds may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Bond Fund, UMB Scout WorldWide Fund, UMB Scout Balanced Fund, UMB Scout Capital Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund performance is included in each Fund's Annual Report to Shareholders which is available from the respective Fund upon request at no charge.

Yield

From time to time, each portfolio of UMB Scout Money Market Fund, and the UMB Scout Tax-Free Money Market Fund may advertise "yield" and "effective yield." The "yield" of a Fund refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Each portfolio of UMB Scout Money Market Fund, and the UMB Scout Tax-Free Money Market Fund may quote their yields in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of these Funds and in providing a basis for comparison with other investment alternatives. However, since the net investment income of these Funds changes in response to fluctuations in interest rates and Fund expenses, any given yield quotations should not be considered representative of the Fund's yields for any future period. Current yield and price quotations for the UMB Scout Funds may be obtained by telephoning 1-800-996-2862.

Total Return

UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Bond Fund, UMB Scout WorldWide Fund, UMB Scout Balanced Fund, UMB Scout Capital Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Funds' shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons

In advertisements or in reports to shareholders, each of the Funds may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout WorldWide Fund, UMB Scout Capital Preservation Fund, UMB Scout Bond Fund, UMB Scout Balanced Fund and UMB Scout Kansas Tax-Exempt Bond Fund may compare their performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. UMB Scout Stock Fund or UMB Scout Regional Fund may also compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, or the Consumer Price Index. UMB Scout Bond Fund may compare its performance to the Shearson/Lehman Government/Corporate Index, an unmanaged index of government and corporate bonds. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Bond Fund, UMB Scout WorldWide Fund, UMB Scout Capital Preservation Fund, UMB Scout Balanced Fund and UMB Scout Kansas Tax-Exempt Bond Fund. Similarly, each Portfolio of UMB Scout Money Market Fund, and UMB Scout Tax-Free Money Market Fund may compare their yields to the Donoghue's Money Fund Average and the Donoghue's Government Money Fund Average which are averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, or to the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the UMB Scout Funds is contained in the "Statement of Additional Information."

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today and Fortune may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service and Donoghue's Mutual Fund Almanac.

HOW TO PURCHASE SHARES

You must specify the Fund in which you desire to invest on your application form. Failure to do so will result in the application and your check or bank wire being returned to you.

Shares are purchased from the Fund at net asset value (no sales charge) next computed after a completed purchase order has been received by the Fund's agent, Jones & Babson, Inc., P.O. Box 410498, Kansas City, MO 64141-0498 and accepted by the Fund. To complete a purchase order by mail, wire or telephone, please provide the information detailed below. For information or assistance, please call toll free 1-800-996-2862. If an investor wishes to engage the services of any other broker to purchase (or redeem) shares of the Fund, a fee may be charged by such broker. In the case of certain institutions which have made satisfactory payment arrangements with the Fund, orders may be processed at the net asset value per share next effective after a purchase order has been received by such institutions. The Funds will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offerings made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of a Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs. The Fund reserves the right to refuse to accept orders for fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc., will cover the loss.

INITIAL INVESTMENTS

Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. The minimum initial purchase is $1,000 unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors Act, in which case the minimum initial purchase is $250. However, if electing the Automatic Monthly Investment Plan, the minimum initial purchase is reduced to $100 for all accounts. Make your check payable to UMB Bank, n.a. Mail your application and check to:

The UMB Scout Fund Group
P.O. Box 410498
Kansas City, MO 64141-0498

Initial investments - By wire. You may purchase shares of the Fund by wiring the purchase price ($1,000 minimum) through the Federal Reserve Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-996-2862 and provide it with the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
Kansas City, Missouri, ABA #101000695
For: 	UMB Scout Stock Fund, Inc./AC = 980118-7023
        UMB Scout Regional Fund, Inc./AC = 987007-7108
        UMB Scout WorldWide Fund, Inc./AC = 987047-5332
        UMB Scout Capital Preservation Fund, Inc./AC = 987090-8387 UMB Scout Balanced Fund, Inc./AC = 987072-6971
        UMB Scout Bond Fund, Inc./AC = 980118-7015
        UMB Scout Kansas Tax-Exempt Bond Fund, Inc./ AC = 987090-8352 UMB Scout Money Market Fund, Inc.
            Prime Portfolio/AC = 980118-6957
            Federal Portfolio/AC = 980118-6965
        UMB Scout Tax-Free Money Market Fund, Inc./AC = 980118-6981
		(as appropriate)

	For Account No. (insert assigned Fund account number and name in which account is registered)

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds may be delayed until the completed application is received by the Fund.

INVESTMENTS SUBSEQUENT
TO INITIAL INVESTMENT

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail or telephone purchase, or $500 or more if purchases are made by wire. Automatic monthly investments must be in amounts of $50 or more.

Checks should be mailed to the Funds at their address, but made payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the name of the UMB Scout Fund in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

TELEPHONE INVESTMENT SERVICE

To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service and your request is received prior to 3:00 P.M. (Central Time), you may purchase Fund shares ($100 minimum) by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased. Debits to your checking account would be processed through the Automated Clearing House (ACH). You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its shareholders.

AUTOMATIC MONTHLY
INVESTMENT PLAN

You may elect to make monthly investments in a constant dollar amount from your checking account ($50 minimum, after an initial investment of $100 or more for any account). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. Debits to your checking account would be processed through the Automated Clearing House (ACH). Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its shareholders.

HOW TO REDEEM SHARES

Shareholders registered in the stock records of the Funds may withdraw all or part of their investment by redeeming shares. In each instance you must comply with the general requirements relating to all redemptions as well as with specific requirements set out for the particular redemption method you select. If you wish to expedite redemptions by using the telephone/telegraph privilege, you should carefully note the special requirements and limitations relating to these methods. Draft writing (check) privileges are available for UMB Scout Money Market Fund, Inc. and UMB Scout Tax-Free Money Market Fund, Inc.

All redemption requests must be transmitted to the Funds, P.O. Box 410498, Kansas City, MO 64141-0498. Shareholders who have authorized telephone redemption may call toll free 1-800-996-2862. The Funds will redeem shares at the price (net asset value per share) next effective after receipt of a redemption request in "good order." (See "How
Share Price is Determined.")

The Funds will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund may delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. You can avoid the possibility of delay by paying for all of your purchases with a certified check or a transfer of federal funds.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Funds well ahead of an anticipated redemption in order to avoid any possible delay.

Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted.

The right of redemption may be suspended or the date of payment postponed beyond the normal three-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Additional details are set forth in the "Statement of Additional Information."

With respect to UMB Scout Money Market and UMB Scout Tax-Free Money Market Funds, shares redeemed will be entitled to receive all dividends declared through the day preceding the date of redemption. If you redeem all of the shares in your account, in addition to the share redemption check, a separate check representing all dividends declared but unpaid on the shares redeemed will be distributed on the next dividend payment date. Any amount due you in your declared but unpaid dividend account cannot be redeemed by draft.

Due to the high cost of maintaining smaller accounts, the Directors have authorized the Funds to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

Withdrawal By Mail - Shares may be redeemed by mailing your request to the Funds. To be in "good order" the request must include the following:

	(1)	A written redemption request or stock assignment (stock
power) containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s), account number and the number of shares or the dollar amount to be redeemed;

	(2)	any outstanding stock certificates representing shares to be redeemed;

	(3)	signature guarantees as required (see Signature Guarantees);
and

	(4)	any additional documentation which the Fund may deem
necessary to insure a genuine redemption such as an application if one is not on file, or in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity (see below).

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity, such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.

Signature Guarantees are required in connection with all redemptions of $50,000 or more by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or
(3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Funds have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

Withdrawal By Telephone or Telegraph - You may withdraw any amount ($500 minimum if wired) by telephone toll free 1-800-996-2862, or by telegraph to the Fund's address. Telephone/telegraph redemption authorizations signed by all registered owners with signatures guaranteed must be on file with the Funds before you may redeem by telephone or telegraph. Funds will be sent only to the address of record. The signature guarantee requirement may be waived by the Funds if the request for this redemption method is made at the same time the initial application to purchase shares is submitted.

All communications must include the Fund's name, Portfolio name (if applicable), your account number, the exact registration of your shares, the number of shares or dollar amount to be redeemed, and the identity of the bank and bank account (name and number) to which the proceeds are to be wired. This procedure may only be used for non-certificated shares held in open account. For the protection of shareholders, your redemption instructions can only be changed by filing with the Funds new instructions on a form obtainable from the Funds which must be properly signed with signature(s) guaranteed.

Telephone or telegraph redemption proceeds may be transmitted to your pre-identified bank account either by wire or mail to a domestic commercial bank which is a member of the Federal Reserve System, or by credit to such account with UMB Bank, n.a. as designated by you on your pre-authorization form. If you elect to have proceeds wired to a bank other than UMB Bank, n.a., and your request is received prior to 1:00 P.M. (Central Time) for UMB Scout Money Market Fund, Inc. and UMB Scout Tax-Free Money Market Fund, Inc. or 3:00 P.M. (Central Time) for UMB Scout Stock Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Capital Preservation Fund, Inc. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc., proceeds normally will be wired the following business day. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control. If your request is received on any day after the cut-off time, proceeds normally will be wired on the second business day following the day of receipt of your request.

If you elect to have proceeds credited to your account with UMB Bank, n.a., and your request is received prior to 1:00 P.M. (Central Time) for UMB Scout Money Market Fund, Inc. and UMB Scout Tax-Free Money Market Fund, Inc. only, proceeds normally will be credited that day. Normally, your bank account with UMB Bank, n.a., will be credited on the following business day if your request for UMB Scout Money Market Fund, Inc. and UMB Scout Tax-Free Money Market Fund, Inc. is received after 1:00 P.M. (Central Time). Normally your bank account with UMB Bank, n.a., will be credited on the following business day for all requests for UMB Scout Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Capital Preservation Fund, Inc. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

The Funds reserve the right to change their policy or to refuse a telephone or telegraph redemption request or require additional documentation to assure a genuine redemption, and, at their option, may pay such redemption by wire or check and may limit the frequency or the amount of such request. The Funds reserve the right to terminate or modify any or all of the services in connection with this privilege at any time without prior notice. Neither the Funds nor Jones & Babson, Inc. assumes responsibility for the authenticity of withdrawal instructions, and there are provisions on the authorization form limiting their liability in this respect.

Withdrawal by Draft ("Check") - (UMB Scout MONEY MARKET AND UMB Scout TAX-FREE MONEY MARKET FUNDS ONLY) - You may elect this method of redemption on your original application, or on a form which will be sent to you upon request. All signatures must be guaranteed unless this method of redemption is elected on your original application. The authorization form, which all registered owners must sign, also contains a provision relieving the Funds, Jones & Babson, Inc. and UMB Bank, n.a. from liability for loss, if any, which you may sustain arising out of a non-genuine redemption pursuant to this redemption feature. Any additional documentation required to assure a genuine redemption must be maintained on file with the Funds in such a current status as the Funds may deem necessary. A new form properly signed and with the signature(s) guaranteed must be received and accepted by the Funds before authorized redemption instructions already on file with the Funds can be changed.

You will be provided a supply of drafts ("checks") which may be drawn on the Funds. Drafts must be deposited in a bank account of the payee to be cleared through the banking system in order to be presented to the Funds for payment through UMB Bank, n.a. An additional supply of drafts will be furnished upon request. There presently is no charge for these drafts or their clearance. However, the Funds and UMB Bank, n.a. reserve the right to make reasonable charges and to terminate or modify any or all of the services in connection with this privilege at any time and without prior notice.

These drafts may be signed by any joint owner unless otherwise indicated on the account application. They may be made payable to the order of any person in the amount of $500 or more. The bank of the draft payee must present it for collection through UMB Bank, n.a. which delivers it to the Fund for redemption of a sufficient number of shares to cover the amount of the draft. Dividends will be earned by the shareholder on the draft proceeds until the day preceding the date it clears at UMB Bank, n.a. Drafts will not be honored by the Funds and will be returned unpaid if there are insufficient open account shares to meet the withdrawal amount. The Funds reserve the right to withhold the bank's redemption request until they determine that they have received unconditional payment for at least the number of shares required to be redeemed to make payment on the draft. If such a delay is necessary, the bank may return the draft not accepted (by the Funds) because there are not sufficient shares for which good payment has been received in the shareholder account. Dividends declared but not yet paid to you cannot be withdrawn by drafts. Drafts (checks) may not be used as a redemption form.

SYSTEMATIC REDEMPTION PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a change is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or redeem all of your remaining shares at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

HOW TO EXCHANGE SHARES
BETWEEN UMB SCOUT FUNDS

Shareholders may exchange their Fund shares which have been held in open account for 15 days or more, and for which good payment has been received, for identically registered shares of any other Fund, or any other Portfolio in the UMB Scout Fund Group, which is authorized for sale in the state in which the investor is located, provided that the minimum amount exchanged has a value of $1,000 and meets the minimum investment requirement of the Fund or Portfolio into which it is exchanged. An exchange between two UMB Scout Funds is treated as a sale of the shares from which the exchange occurs and a purchase of shares of the Fund into which the exchange occurs. Exchanging shareholders will receive the next quoted prices for their shares after the request is received in "good order." (See "How Share Price is Determined.")

Automatic exchanges ($100 minimum) are also available. Once started, they continue monthly until all shares are exchanged or until you terminate the Automatic Exchange authorization.

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must authorize this privilege on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any circumstances (such as during periods of market instability or if the Fund has difficulty valuing its shares) where continuance of these privileges would be detrimental to the Fund or its shareholders, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account by name and number, the number of shares or dollar amount to be redeemed for exchange and the Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in any Fund for shares of another Fund or Portfolio in the UMB Scout Fund Group, you should review the prospectus carefully. Any such exchange will be based upon the respective net asset values of the shares involved. An exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.

HOW SHARE PRICE IS DETERMINED

The net asset value per share of each Fund (Portfolio) is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of each Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or customary holidays. For a list of the holidays during which any of the Funds are not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

The per share calculation is made by subtracting from total assets any liabilities and then dividing this net amount by the total outstanding shares as of the date of the calculation.

Stock, Regional, WorldWide,
Capital Preservation, Balanced, Bond and Kansas Tax-Exempt Bond Funds

The price at which new shares of UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Bond Fund, UMB Scout WorldWide Fund, UMB Scout Balanced Fund, UMB Scout Capital Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 3:00 P.M. (Central Time), except on those days when these Funds are not open for business.

Money market securities which on the date of valuation have 60 days or less to maturity, are valued on the basis of the amortized cost valuation technique which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

For UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout WorldWide Fund, UMB Scout Balanced Fund, UMB Scout Capital Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund, each security listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which is generally considered to be the principal Exchange on which the security is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

For UMB Scout Bond Fund, UMB Scout Capital Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Use of the pricing service has been approved by the Board of Directors of each respective Fund.

Money Market and
Tax-Free Money Market Funds

The price at which new shares of each Portfolio of UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 12:00 P.M. (Central Time), except on those days when these Funds are not open for business.

Normally the price of each Portfolio of UMB Scout Money Market Fund and the price of UMB Scout Tax-Free Money Market Fund will be $1.00 because these Funds will adhere to a number of procedures designed, but not guaranteed, to maintain a constant price of $1.00 per share. Although unlikely, it still is possible that the value of the shares you redeem may be more or less than your cost depending on the market value of these Funds' securities at the time a redemption becomes effective.

For the purpose of calculating each Fund's net asset value per share, securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Funds computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for its portfolio instruments. Thus, if the use of amortized cost by the Funds resulted in a lower aggregate value on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing market values, and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

The use of amortized cost and the maintenance of each Fund's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the Investment Company Act of 1940. To assure compliance with adopted procedures pursuant to Rule 2a-7 under the Investment Company Act of 1940, the Fund will only invest in U.S. dollar denominated securities with remaining maturities of 397 days or less, maintain the dollar weighted average maturity of the securities in the Fund's portfolio at 90 days or less and limit its investments to those instruments which the Directors of the Fund determines present minimal credit risks and which are eligible investments under the rule.

The Directors have established procedures designed to maintain the Funds' price per share, as computed for the purpose of sales and redemptions, at $1.00. These procedures include a review of the Funds' holdings by the Directors at such intervals as they deem appropriate to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. If any deviation exceeds one-half of one percent, the Directors will promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withhold dividends; make a special capital distribution; redeem shares in kind; or establish net asset value per share using available market quotations.

There are various methods of valuing the assets and of paying dividends and distributions from a money market fund. Each Portfolio values its assets at amortized cost while also monitoring the available market bid prices, or yield equivalents. Since dividends from net investment income will be accrued daily and paid monthly, the net asset value per share of each Portfolio will ordinarily remain at $1.00, but the Portfolio's daily dividends will vary in amount.

OFFICERS AND DIRECTORS

The officers of the Funds manage their day-to-day operations. The Funds' manager and officers are subject to the supervision and control of the Boards of Directors. A list of the officers and directors of the Funds and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

MANAGER AND UNDERWRITER

Jones & Babson, Inc. was founded in 1959. It organized UMB Scout Stock, Bond, Money Market and Tax-Free Money Market Funds in 1982; UMB Scout Regional Fund in 1986; UMB Scout WorldWide Fund in 1993; UMB Scout Balanced Fund in 1995; and UMB Scout Capital Preservation and Kansas Tax-Exempt Bond Funds in 1997, and acts as their principal underwriter at no cost to the Funds.

UMB Bank, n.a., 1010 Grand Blvd., Kansas City, MO 64106, is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent public accountants and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.

Not considered normal operating expenses and therefore payable by the Funds are taxes; fees and other charges of governments and their agencies, including the cost of qualifying the Funds' shares for sale in any jurisdiction; dues; interest; brokerage costs; and all costs and expenses including legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Funds, their officers or directors may be subject or a party thereto. Per share expenses of any Portfolio or Fund may differ due to differences in management or registration fees.

Jones & Babson, Inc. acts as principal underwriter for the Funds at no cost to the Funds. UMB Bank, n.a. employs at its own expense Jones & Babson, Inc. to provide services to the Funds, including the maintenance of the shareholder accounting system and transfer agency, and such other items as are incidental to corporate administration. The cost of the services of Jones & Babson, Inc. is included in the fee of UMB Bank, n.a.

As compensation for all the foregoing services, UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Bond Fund, UMB Scout WorldWide Fund, UMB Scout Balanced Fund and UMB Scout Capital Preservation Fund pay UMB Bank, n.a. a fee at the annual rate of 85/100 of one percent (.85%) of their total net assets, which is computed daily and paid semimonthly.

The total expenses of UMB Scout Stock Fund for the fiscal year ended June 30, 1998, amounted to .86% of the average net assets of the Fund. The total expenses of UMB Scout Bond Fund for the fiscal year ended June 30, 1998, amounted to .87% of the average net assets of the Fund. The total expenses of UMB Scout Regional Fund for the fiscal year ended June 30, 1998, amounted to .85% of the average net assets of the Fund. The total expenses of UMB Scout WorldWide Fund for the fiscal year ended June 30, 1998, amounted to .87% of the average net assets of the Fund. The total expenses of UMB Scout Balanced Fund for the fiscal year ended June 30, 1998, amounted to .85% of the average net assets of the Fund. The total annualized expenses of UMB Scout Capital Preservation Fund for the fiscal period ended June 30, 1998, amounted to .85% of the average net assets of the Fund.

 UMB Scout Money Market Fund, UMB Scout Tax-Free Money Market Fund and UMB Scout Kansas Tax-Exempt Bond Fund pay UMB Bank, n.a. a fee at the annual rate of 50/100 of one percent (.50%) of their total net assets, which is computed daily and paid semimonthly.

The total expenses of the Federal Portfolio of UMB Scout Money Market Fund for the fiscal year ended June 30, 1998, amounted to .51% of the average net assets of the Portfolio. The total expenses of the Prime Portfolio of UMB Scout Money Market Fund for the fiscal year ended June 30, 1998, amounted to .51% of the average net assets of the Portfolio. The total expenses of UMB Scout Tax-Free Money Market Fund for the fiscal year ended June 30, 1998, amounted to .54% of the average net assets of the Fund. The total annualized expenses of UMB Scout Kansas Tax-Exempt Bond Fund for the fiscal period ended June 30, 1998, amounted to .50% of the average net assets of the Fund.

The Bank serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service.

The Management Agreement limits the liability of the manager, as well as its officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

David B. Anderson has been the portfolio manager of UMB Scout Stock Fund since 1982, and portfolio manager of UMB Scout Regional Fund since the change in the Fund's objective in 1991. He joined UMB Bank, n.a. in 1979, and has 26 years of investment management experience. J. Eric Kelley has been the portfolio manager of UMB Scout Tax-Free Money Market Fund since 1996. He joined UMB Bank, n.a. in 1995, and has over seven years of investment management experience. James L. Moffett has been the portfolio manager of UMB Scout WorldWide Fund since its inception in September, 1993. He is a Chartered Financial Analyst. He joined UMB Bank Kansas (previously Commercial National Bank) in 1979, and has more than 30 years of experience in investment management. William A. Faust has been the portfolio manager of both the Federal and Prime Portfolios of UMB Scout Money Market Fund since 1995. He joined UMB Bank, n.a. in 1983, and has over 27 years of investment management experience. George
W. Root has been the portfolio manager of UMB Scout Bond Fund since 1982. He joined UMB Bank, n.a. in 1978, and has 22 years of investment management experience. David R. Bagby assumed portfolio manager responsibility of UMB Scout Balanced Fund in 1998. The Fund's inception was in 1995. Mr. Bagby has also been the portfolio manager for UMB Scout Capital Preservation Fund since its inception in 1998. He has been with UMB Bank, n.a. since 1993 and has over 24 years of investment management experience. Mr. Bagby is a Chartered Financial Analyst. M. Kathryn Gellings and Rex Matlack have been the portfolio managers for UMB Scout Kansas Tax-Exempt Bond Fund since its inception in 1998. Ms. Gellings joined UMB Bank, n.a. in 1986, and has 11 years of experience in investment management. Mr. Matlack has 16 years of investment management experience, and joined UMB Bank, n.a. in 1993. He is a Chartered Financial Analyst.

Certain officers and directors of each Fund are also officers or directors or both of other UMB Scout Funds or Jones & Babson, Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America, which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.

The current Management Agreements between the Funds and UMB Bank, n.a. have been approved by the Funds' shareholders, will continue in effect until October 31, 1999, and will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Boards of Directors of the Funds or by a vote of the majority of the outstanding voting securities of the Funds, and, provided also that such continuance is approved by the vote of a majority of the Directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. All of the Agreements provide that either party may terminate by giving the other 60 days written notice. The Agreements terminate automatically if assigned by either party, as required under the Investment Company Act of 1940.

GENERAL INFORMATION AND HISTORY

UMB Scout Stock Fund, Inc. and UMB Scout Bond Fund, Inc., both of which were incorporated in Maryland on July 29, 1982, have present authorized capitalization of 20,000,000 shares of $1 par value common stock. UMB Scout Regional Fund, Inc., which was incorporated in Maryland on July 11, 1986 as UMB Qualified Dividend Fund, Inc. and changed its name to UMB Heartland Fund, Inc. on July 30, 1991; UMB Scout WorldWide Fund, Inc., which was incorporated in Maryland on January 7, 1993; UMB Scout Balanced Fund, Inc., which was incorporated in Maryland on July 13, 1995; and UMB Scout Capital Preservation Fund, Inc. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc., both of which were incorporated in Maryland on October 16, 1997, each have a present authorized capitalization of 10,000,000 shares of $1 par value common stock. UMB Scout Tax-Free Money Market Fund, Inc., which was incorporated in Maryland on July 29, 1982, has a present authorized capitalization of 1,000,000,000 shares of $.01 par value common stock.

All of the above Funds issue a single class of shares which all have like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights. The Funds may issue additional series of stock with the approval of the Funds' Board of Directors.

UMB Scout Money Market Fund, Inc., which was incorporated in Maryland on June 23, 1982, has a present authorized capitalization of 1,500,000,000 shares of $.01 par value common stock. One-half of the shares are presently reserved for issuance to shareholders invested in the Federal Portfolio and one-half is reserved for the Prime Portfolio shareholders. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund in general and with respect to matters relating solely to the interests of the Portfolio for which issued, and (2) equal dividend, distribution and redemption rights to the assets of the Portfolio for which issued and to general assets, if any, of the Fund which are not specifically allocated to a particular Portfolio. Shares when issued are fully paid and non-assessable. Except for the priority of each share in the assets of its Portfolio, the Fund will not issue any class of securities senior to any other class. Shareholders do not have pre-emptive or conversion rights. The Fund may issue additional series of stock with the approval of the Fund's Board of Directors.

Non-cumulative voting - All of the Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland General Corporation Law permits registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The Funds have adopted the appropriate provisions in their By-Laws and will not hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent public accountants; and (4) approval of a distribution plan. As a result, the Funds do not intend to hold annual meetings.

Federal Banking Laws - The Glass-Steagall Act is a federal law that prohibits national banks from sponsoring, distributing or controlling a registered open-end investment company. It is possible that certain activities of UMB Bank, n.a. relating to the Funds may be claimed to be comparable to the matters covered by such provisions. It is not expected that any conclusions regarding such activities of UMB Bank, n.a. would have any material effect on the assets of the Funds or their shareholders, because the Fund's distribution is under the control of Jones & Babson, Inc., the Funds' distributor, which is not subject to the Glass-Steagall Act. Although it is not anticipated that decisions under the Glass-Steagall Act adverse to UMB Bank, n.a. would have any material effect on the conduct of the Funds' operations, if any unanticipated changes affecting the Funds' operations were deemed appropriate, the Board of Directors would promptly consider suitable adjustments.

Each of the Funds has agreed that it may use the words "UMB" and "Scout" in its name, and may use the Scout design, so long as UMB
Bank, n.a. is continued as its
manager.

This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange
Commission, Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

In the opinion of the staff of the Securities and Exchange Commission, the use of this combined prospectus may possibly subject all Funds to a certain amount of liability for any losses arising out of any statement or omission in this prospectus regarding a particular Fund. In the opinion of the Funds' management, however, the risk of such liability is not materially increased by the use of a combined prospectus.

DIVIDENDS, DISTRIBUTIONS
AND THEIR TAXATION

The Funds, except for UMB Scout Tax-Free Money Market Fund, Inc., each Portfolio of UMB Scout Money Market Fund, Inc., the UMB Scout Kansas Tax-Exempt Bond Fund, Inc. and the UMB Scout Bond Fund, Inc. pay dividends from net investment income semiannually, usually in June and December. Distributions from capital gains realized on the sale of securities, if any, will be declared at least annually on or before December 31. Dividend and capital gain distributions will be reinvested automatically in additional shares at the net asset value per share computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.

In the case of UMB Scout Tax-Free Money Market Fund, Inc., each Portfolio of UMB Scout Money Market Fund, Inc. and the UMB Scout Kansas Tax-Exempt Bond Fund, Inc., at the close of each business day, dividends consisting of substantially all of the net investment income of each are declared payable to shareholders of record at the close of that day, and credited to their accounts. All daily dividends declared during a given month will be distributed on the last day of the month.

In the case of UMB Scout Bond Fund, Inc., at the close of each business day, dividends consisting of substantially all of the Fund's net investment income are declared payable to shareholders of record at the close of the previous day, and credited to their accounts. All daily dividends declared during a given month will be distributed on the last day of the month. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December. Dividend and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.

Except for distributions designated as "exempt interest dividends" described below, distributions by a Fund are taxable as either ordinary income or capital gains. Any capital gains distributed by a Fund are taxable as long-term capital gains no matter how long you have owned your shares. Distributions by a Fund of ordinary income or capital gains are taxable whether you reinvest your distributions or receive them in cash. If you purchase shares of a Fund shortly before a record date for a dividend or capital gain distribution, a portion of such purchase may be returned as a taxable distribution. Distributions by a Fund may also be subject to state and local taxes.

In the case of the UMB Scout Stock Fund, Inc., UMB Scout Regional Fund, Inc. and UMB Scout Capital Preservation Fund, Inc., dividends paid by such Funds will generally qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Fund from domestic (U.S.) sources. The income received by the other Funds is generally not expected to constitute significant dividends from domestic (U.S.) sources, and therefore distributions from such Funds generally will not be eligible for the dividends-received deduction. The Funds will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Dividends declared in October, November or December and made payable to shareholders of record in such month are deemed to have been paid by the Fund and received by shareholders on December 31 of such year, so long as the dividends are actually paid before February 1 of the following year.

UMB Scout Tax-Free Money Market Fund, Inc. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc. intend to invest a sufficient portion of their assets in municipal securities so that they will qualify to pay "exempt-interest dividends" (as defined in the Internal Revenue Code) to their shareholders. Exempt-interest dividends distributed to shareholders are not includable in the shareholder's gross income for regular federal income tax purposes, but may be subject to state and local taxation. Distributions of net investment income received by these Funds from investments in debt securities other than municipal securities, and any net realized short-term capital gains distributed by these Funds will be taxable as ordinary income to the shareholders. Tax-exempt distributions received from these Funds are includable in the tax base for determining the taxability of social security and railroad retirement benefits. These Funds may also invest a portion of their assets in private activity bonds, the income from which is a preference item for alternative minimum tax purposes.

UMB Scout WorldWide Fund, Inc. intends to receive investment income from sources within foreign countries that may be subject to foreign income taxes withheld at the source. See the "Statement of Additional
Information" for additional information on how foreign taxes paid by the UMB Scout WorldWide Fund, Inc. may affect its shareholders.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares. You may also be subject to state and local taxes on such exchanges and redemptions.

Each Fund is required to withhold 31% of reportable payments made to any shareholder who fails to certify on their application that their Social Security or Taxpayer Identification Number provided is correct and that they are not subject to backup withholding.

The federal income tax status of all distributions will be reported to shareholders each January as part of the annual statement of shareholder transactions.

Non-U.S. investors may be subject to U.S. withholding and estate taxes.

The tax discussion set forth above is included herein for general information only. Prospective investors should consult their own tax advisers with respect to the Federal, State, Local and Foreign tax consequences to them of an investment in any Fund.

SHAREHOLDER SERVICES

The Funds and their manager offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available.

Prototype Retirement Plans - UMB Bank, n.a. has drafted several IRS-approved-as-to-form prototype retirement plans to assist individuals, sole proprietors, partnerships and corporations in meeting their tax qualified retirement plan needs.

Individual Retirement Account (IRA) - The Bank also makes available IRA accounts for individuals.

For further information about these services, please contact UMB Bank, n.a.

SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Funds, 1-800-996-2862.

Shareholders may address written inquiries to the Funds at:
The UMB Scout Fund Group
P.O. Box 410498
Kansas City, MO 64141-0498

For express delivery services:
The UMB Scout Fund Group
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306




UMB SCOUT FUNDS
 Stock Fund
 Regional Fund
 WorldWide Fund
 Capital Preservation Fund
 Balanced Fund
 Bond Fund
 Kansas Tax-Exempt Bond Fund*
 Money Market Fund
 Tax-Free Money Market Fund

No-Load Mutual Funds

*Available in Kansas and Missouri only.

MANAGER AND INVESTMENT COUNSEL
 UMB Bank, n.a., Kansas City, Missouri

AUDITORS
 Baird, Kurtz & Dobson, Kansas City, Missouri

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 Philadelphia, Pennsylvania

CUSTODIAN
 UMB Bank, n.a., Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
 Jones & Babson, Inc.
 Kansas City, Missouri

UMB SCOUT FUNDS
P.O. Box 410498
Kansas City, MO 64141-0498


Toll Free 1-800-996-2862

"UMB" and "Scout" are registered service marks of UMB Financial Corporation. UMB Financial Corporation also claims service mark rights to the Scout design.

PART B

UMB SCOUT STOCK FUND, INC.
UMB SCOUT REGIONAL FUND, INC.
UMB SCOUT WORLDWIDE FUND, INC.
UMB SCOUT CAPITAL PRESERVATION FUND, INC.
UMB SCOUT BALANCED FUND, INC.
UMB SCOUT BOND FUND, INC.
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
UMB SCOUT MONEY MARKET FUND, INC.
UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION

October 31, 1998

This Statement is not a Prospectus but should be read in conjunction with the Funds' current Prospectus dated October 31, 1998. To obtain the
Prospectus please call the
Funds toll free at 1-800-996-2862.

TABLE OF CONTENTS
                                                                Page
	UMB SCOUT KANSAS TAX-EXEMPT BOND FUND
            INVESTMENT OBJECTIVE AND POLICIES                   1
	UMB SCOUT FUNDS INVESTMENT OBJECTIVES AND POLICIES	5
        PORTFOLIO TRANSACTIONS                                  5
        INVESTMENT RESTRICTIONS                                 7
                UMB Scout Stock Fund                            7
                UMB Scout Regional Fund                         8
                UMB Scout WorldWide Fund                        8
                UMB Scout Capital Preservation Fund             9
                UMB Scout Balanced Fund                         9
                UMB Scout Bond Fund                             10
                UMB Scout Kansas Tax-Exempt Bond Fund           10
                UMB Scout Money Market Fund                     11
                UMB Scout Tax-Free Money Market Fund            12
        PERFORMANCE MEASURES                                    12
        HOW THE FUNDS' SHARES ARE DISTRIBUTED                   14
        HOW SHARE PURCHASES ARE HANDLED                         14
        REDEMPTION OF SHARES                                    14
        SIGNATURE GUARANTEES                                    15
        DIVIDENDS, DISTRIBUTIONS AND TAXES                      15
        MANAGER AND UNDERWRITER                                 17
        HOW SHARE PRICE IS DETERMINED                           20
        OFFICERS AND DIRECTORS                                  20
        CUSTODIAN                                               23
        INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS                23
        FIXED INCOME SECURITIES DESCRIBED AND RATINGS           23
        MUNICIPAL SECURITIES DESCRIBED AND RATINGS              27
        FINANCIAL STATEMENTS                                    29

	"UMB" and "Scout" are registered service marks of UMB
        Financial Corporation.


        JB61                                            10/98

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND
INVESTMENT OBJECTIVE AND POLICIES


The following policies supplement the UMB Scout Kansas Tax-Exempt Bond Fund's investment objective and policies set forth in the Prospectus.

Municipal Bonds and Debt Instruments

Municipal bonds and debt instruments are issued to obtain funds for various public and private purposes. Such securities include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT:
(i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include "qualified
Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount; or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue sources. Revenue bonds have been issued to fund a wide variety of capital projects, including electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

The Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired for the portfolio as a result of any such event, and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates; therefore, the net asset value of the Fund will be affected by such changes.

Obligations of Particular Types of Issuers. Hospital bond ratings are often based on feasibility studies which contain projection of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Municipal Leases. The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means of government issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

Certain municipal lease obligations owned by the Fund may be deemed illiquid for the purpose of the Fund's 10% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Directors of the Fund, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and
(4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund. In the event the Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be canceled.

Zero-Coupon Bonds. Zero-coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero-coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

Credit Quality. The Fund is dependent on the investment adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Fund's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Fund to buy such securities on a settlement date that could be several months or several years in the future.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment. When the Fund commits to purchase securities on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund's net asset value than if it solely set aside cash to pay for when-issued securities.

Variable Rate Obligations. The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

Redemption, Demand and Put Features. Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline. By acquiring these kinds of obligations the Fund obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Fund will not assign any separate value to such right.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates, the Fund may enter into: (i) futures contracts for the purchase or sale of debt securities; and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Fund's custodian for the benefit of the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price.

Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

The Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Fund will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Dividends, Distributions and Taxes").

Asset Coverage Requirements. Transactions involving when-issued securities, the lending of securities or futures contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities or other options or futures contracts; or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account maintained by its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

Assets used to cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts or to cover could impede fund management or the Fund's ability to meet redemption requests or other current obligations.

UMB SCOUT FUNDS INVESTMENT OBJECTIVES AND POLICIES

The following policies supplement all the Funds' investment objectives and policies set forth in the Prospectus.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by UMB Bank, n.a. for all the UMB Scout Funds. Officers of the Funds and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Funds in purchasing and selling portfolio securities will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund expect that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or in the over-the-counter market from a principal market maker for the securities, unless it appears that a better combination of price and execution may be obtained elsewhere. Usually there will be no brokerage commission paid by these Funds for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on the circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

The Funds believe it is in their best interest and that of their shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in
Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Boards of Directors of the Funds and by UMB Bank, n.a.

Since the Funds do not market their shares through intermediary brokers or dealers, it is not their practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend a Fund to other clients, or who act as agent in the purchase of Fund shares for their clients.

Research services furnished by broker-dealers may be useful to the Fund manager in serving other clients, as well as a Fund. Conversely, a Fund may benefit from research services obtained by the manager from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, a Fund may join with other clients of the manager in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

The Funds do not intend to purchase securities solely for short-term trading; nor will securities be sold for the sole purpose of realizing gains. However, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Funds' manager believes to be a disparity in the normal yield relationship between the two securities. In addition, a security may be sold and another purchased when, in the opinion of management, a favorable yield spread exists between specific issues or different market sectors.

Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.

Portfolio Turnover for UMB Scout Balanced Fund

There are no fixed limitations regarding portfolio turnover for either the equity or fixed income portions of UMB Scout Balanced Fund's portfolio. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of the Fund's management, investment considerations warrant such action. As a result, while it is anticipated that the portfolio turnover rates for the equity and fixed income portions of the Fund's portfolio generally will not exceed 100%, under certain market conditions, these portfolio turnover rates may exceed 100%. Increased portfolio turnover rates would cause the Fund to incur greater brokerage costs than would otherwise be the case and may result in the acceleration of capital gains which are taxable when distributed to shareholders.

Portfolio Turnover Rates and Brokerage Commissions

UMB Scout Stock Fund's annualized turnover ratio for the fiscal year ended June 30, 1996, was 28%; for the fiscal year ended June 30, 1997, it was 16%; and for the fiscal year ended June 30, 1998 it was 10%. Commissions paid during the fiscal year ended June 30, 1998, amounted to $40,384.

UMB Scout Regional Fund's annualized turnover ratio for the fiscal period ended June 30, 1996, was 29%; for the fiscal year ended June 30, 1997, it was 20%; and for the fiscal year ended June 30, 1998, it was 13%. Commissions paid during the fiscal year ended June 30, 1998, amounted to $13,318.

UMB Scout WorldWide Fund's annualized turnover ratio for the fiscal period ended June 30, 1996, was 5%; for the fiscal year ended June 30, 1997, it was 18%; and for the fiscal year ended June 30, 1998, it was 3%. Commissions paid during the fiscal year ended June 30, 1998, amounted to $15,840.

UMB Scout Capital Preservation Fund's annualized turnover ratio for the fiscal period ended June 30, 1998, was 7%. Commissions paid from inception on February 23, 1998 through the fiscal year ended June 30, 1998, amounted to $839.

UMB Scout Balanced Fund's annualized turnover ratio for the fiscal period ended June 30, 1996, was 5%; for the fiscal year ended June 30, 1997, it was 14%; and for the fiscal year ended June 30, 1998, it was 15%. Commissions paid during the fiscal year ended June 30, 1998, amounted to $3,617.

UMB Scout Bond Fund's annualized turnover ratio for the fiscal year ended June 30, 1996, was 12%; for the fiscal year ended June 30, 1997, it was 19%; and for the fiscal year ended June 30, 1998, it was 12%. The Fund paid no commissions during the fiscal year ended June 30, 1998.

UMB Scout Kansas Tax-Exempt Bond Fund's annualized turnover ratio for the fiscal period ended June 30, 1998, was 4%. The Fund paid no commissions from inception on February 23, 1998 through the fiscal year ended June 30, 1998.

UMB Scout Money Market Fund has no portfolio turnover ratio, since securities with maturities of one year or less are excluded from calculation of portfolio turnover. The Fund paid no commissions during the fiscal year.

INVESTMENT RESTRICTIONS

In addition to the investment objectives and portfolio management policy set forth in the Prospectus under the caption "Investment Objective and Portfolio Management Policy," the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Funds or the affected Portfolio series.

UMB Scout Stock Fund will not: (1) purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;
(2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; (15) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation; or (16) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

UMB Scout Regional Fund will not: (1) purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; (15) invest in securities issued by UMB Financial Corporation or by affiliate banks of UMB Financial Corporation; or (16) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

UMB Scout WorldWide Fund will not: (1) purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities contracts, including futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1, and provided further that the Fund will not purchase securities when borrowings exceed 5% of its total assets; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; (15) invest in securities issued by UMB Financial Corporation or by affiliate banks of UMB Financial Corporation; or (16) issue senior securities except that borrowings from banks are permitted so long as the requisite asset coverage under restriction (12) above has been provided.

UMB Scout Capital Preservation Fund will not: (1) as to 75% of its total assets, purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of publicly distributed debt securities is not considered a loan); (5) purchase securities on margin, or sell securities short; (6) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; or (7) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

The following are "non-fundamental" restrictions, which may be changed by the Board of Directors of the Fund without shareholder approval:

The Fund will not: (1) invest in companies for the purpose of exercising control of management; (2) purchase shares of other investment companies except as permitted under the Investment Company Act of 1940, as amended from time to time, or pursuant to a plan of merger or consolidation; (3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; or (5) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

UMB Scout Balanced Fund will not: (1) purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; (15) invest in securities issued by UMB Financial Corporation or by affiliate banks of UMB Financial Corporation, (16) issue senior securities except that borrowings from banks are permitted so long as the requisite asset coverage under restriction (12) above has been provided; or (17) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

UMB Scout Bond Fund will not: (1) purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;
(2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest more than 25% of the value of its assets in any one industry; (15) invest in securities which are assessable or involve unlimited liability; (16) invest in securities issued by UMB Financial Corporation or by affiliate banks of UMB Financial Corporation; or (17) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

UMB Scout Kansas Tax-Exempt Bond Fund will not: (1) engage in the purchase or sale of real estate or commodities; (2) underwrite the securities of other issuers; (3) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of publicly distributed debt securities is the making of a loan); (4) purchase securities on margin, or sell securities short; (5) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (6) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry, except for temporary defensive purposes. (This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; investments in certificates of deposit and banker's acceptances will not be considered investments in the banking industry; utility companies will be divided according to their services; financial service companies will be classified according to the end users of their services; and asset-backed securities will be classified according to the underlying assets securing such securities.); or (7) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

The following are "non-fundamental" restrictions, which can be changed by the Board of Directors of the Fund without shareholder approval:

The Fund may not: (1) invest in companies for the purpose of exercising control of management; (2) purchase shares of other investment companies except as permitted under the Investment Company Act of 1940, as amended from time to time, or pursuant to a plan of merger or consolidation; (3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; or (5) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

For purposes of the Fund's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

UMB Scout Money Market Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, (a) more than 5% of either Portfolio's total assets (taken at current value) would be invested in the securities of such issuer, or (b) either Portfolio would hold more than 10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities); (3) borrow money in excess of 10% of either Portfolio's total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; the Fund will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of Portfolio securities; the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income; (4) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% as long as the Fund's shares are registered for sale in certain states) of the value of its total assets but only to secure borrowings for temporary or emergency purposes; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite securities issued by other persons; (7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate; (8) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; the purchase of a security subject to a repurchase agreement is not considered making a loan; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if to the knowledge of the Fund's management and directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) write, or invest in, put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs; (13) invest in companies for the purpose of exercising control; (14) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; (15) invest more than 5% of the value of either Portfolio's total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities; (16) purchase any securities which would cause more than 25% of the value of a Portfolio's total net assets at the time of such purchase to be invested in any one industry; provided, however, that the Prime Portfolio reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances of domestic branches of U.S. banks; or (17) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

There is no limitation with respect to investments in U.S. treasury bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

UMB Scout Tax-Free Money Market Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase more than ten percent (10%) of the outstanding publicly issued debt obligations of any issuer; (3) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes (and not for the purpose of leveraging its investments), and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; the Fund will repay all borrowings before making additional investments; (4) pledge, mortgage or hypothecate its assets to an extent greater than ten percent (10%) of the value of its net assets; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite any issue of securities; (7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by a real estate interest therein; (8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed; the purchase of a security subject to a repurchase agreement is not considered making a loan; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if those directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) invest in, put, call, straddle or spread options; (13) purchase securities of any issuer (except the United States Government, its agencies and instrumentalities, and any municipal bond guaranteed by the United States Government) if, as a result, more than 5% of the total assets would be invested in the securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security; (14) invest in companies for the purpose of exercising control; (15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; or (16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities.

PERFORMANCE MEASURES

Yield of UMB Scout Money Market Fund and UMB Scout Tax-Free Money
Market Fund

From time to time, each Portfolio of the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund may quote their yields in advertisements, shareholder reports or other communications to shareholders. Yield information is generally available by calling the Funds toll free 1-800-996-2862.

The current annualized yield for each Portfolio of the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven calendar-day period for which yield is to be quoted, (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, each Fund may calculate a compound effective yield by adding 1 to the base period return (calculated as described above, raising the sum to a power equal to 365/7 and subtracting 1).

For the seven-day period ended June 30, 1998, the current annualized yield of the UMB Scout Money Market Fund - Federal Portfolio was 5.06% and the compound effective yield was 5.19%. At June 30, 1998 that Portfolio's average maturity was 13 days. For the seven-day period ended June 30, 1998, the current annualized yield of the UMB Scout Money Market Fund - Prime Portfolio was 5.11% and the compound effective yield was 5.24%. At June 30, 1998 that Portfolio's average maturity was 13 days.

For the seven-day period ended June 30, 1998, the current annualized yield of the UMB Scout Tax-Free Money Market Fund was 3.12% and the compound effective yield was 3.17%. At June 30, 1998, that Fund's average portfolio maturity was 16 days.

Tax Equivalent Yield of UMB Scout Kansas Tax-Exempt Bond Fund

For the UMB Scout Kansas Tax-Exempt Bond Fund, the tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming that all of UMB Scout Kansas Tax-Exempt Bond Fund's dividends are tax-exempt in Kansas (which may not always be the case) and that your Kansas taxes are fully deductible for federal income tax purposes, you can calculate your tax-equivalent yield for UMB Scout Kansas Tax-Exempt Bond Fund using the following equation:

		Fund's Double Tax-Free Yield
(100% - Federal Tax Rate)(100% - Kansas Tax Rate) = Your Tax-Equivalent
Yield

Total Return

UMB Scout Stock Fund, UMB Scout Bond Fund, UMB Scout Regional Fund, UMB Scout WorldWide Fund, UMB Scout Balanced Fund, UMB Scout Capital
Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange
Commission.  The formula can be expressed as follows:

P(1+T)^n        =       ERV

Where:  P       =        a hypothetical initial payment of $1000

	T	=	average annual total return

	n	=	number of years

        ERV     =       Ending Redeemable Value of a hypothetical
                $1000 payment made at the beginning of the 1, 5 or 10 years (or other) periods at the end of the 1, 5 or 10 years (or other) periods (or fractional portions thereof).

The table below shows the average annual total return for each of the Funds for the specified periods.

                                                     CAPITAL                         KANSAS
                        STOCK   REGIONAL  WORLDWIDE  PRESERVATION  BALANCED  BOND    TAX-EXEMPT
                        FUND    FUND      FUND       FUND          FUND      FUND    BOND FUND
For the one year
7/1/97-6/30/98          15.41%  14.42%    20.24%     N/A           9.38%     7.94%   N/A

For the five years
7/1/93-6/30/98          13.09%  12.73%    N/A        N/A           N/A       5.30%   N/A

For the ten years
7/1/88-6/30/98          11.97%   8.59%    N/A        N/A           N/A       7.31%   N/A

From commencement
of operations
 to 6/30/98*            12.69%  7.59%     16.40%    (2.60%)        8.35%     8.15%  0.62%

__________________________
*UMB Scout Stock Fund and UMB Scout Bond Fund commenced operation on November 18, 1982; UMB Scout Regional Fund commenced operation on November 17, 1986; UMB Scout WorldWide Fund commenced operation on September 14, 1993; UMB Scout Balanced Fund commenced operation on December 6, 1995; UMB Scout Capital Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund commenced operation on February 23, 1998.

HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the UMB Scout Funds, agrees to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.

Jones & Babson, Inc. does not receive any fee or other compensation under its distribution agreements with the Funds which continue in effect until October 31, 1999, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Funds' Boards of Directors, including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. They terminate automatically if assigned by either party or upon 60 days written notice by either party to the other.

HOW SHARE PURCHASES ARE HANDLED

Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after an order is accepted by a Fund.

A Fund may authorize certain brokers or other institutions (intermediaries) to accept, on the Fund's behalf, purchase, redemption or exchange orders. These parties may also designate other intermediaries to accept orders on the Fund's behalf. The Fund will be deemed to have received a purchase, redemption or exchange order when an authorized intermediary (or authorized designee), accepts the order. All customer orders will be priced at the Fund's net asset value next computed after such orders are accepted by an authorized intermediary (or designee).

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund involved arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of a Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

REDEMPTION OF SHARES

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by a Fund's Board of Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Bond Fund, UMB Scout Money Market Fund, UMB Scout Tax-Free Money Market Fund, UMB Scout WorldWide Fund and UMB Scout Balanced Fund have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which these Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

UMB Scout Capital Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund may satisfy redemption requests by distributing securities in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

SIGNATURE GUARANTEES

Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions of $50,000 or more by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear together with the signature(s) of the registered owner(s) on:

(1)	a written request for redemption;

(2)	a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers); or

(3)	all stock certificates tendered for redemption.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions of Net Investment Income. The Funds generally receive income in the form of dividends, interest, original issue, market and acquisition discount, and other income derived from their investments. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. Except for exempt-interest dividends described below, any distributions by a Fund from such income will be taxable to you, whether you take them in cash or in additional shares.

Distribution of Capital Gains. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gains realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any short-term or long-term capital gains realized by a Fund (net of any capital loss carryover) will generally be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund. Shareholders are notified annually as to the federal tax status of dividends and distributions paid by a Fund. Such dividends and distributions may also be subject to state and local taxes.

Election to be Taxed as a Regulated Investment Company. UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout WorldWide Fund, UMB Scout Bond Fund, UMB Scout Balanced Fund, UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund have elected to be treated as regulated investment companies under Subchapter M of the Code, have qualified as such for their most recent fiscal year and each Fund intends to so qualify during the current fiscal year. UMB Scout Capital Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund will elect to be treated as regulated investment companies on their initial income tax returns. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.

Excise Tax Distribution Requirements. The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12-month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Dividends-Received Deduction for Corporations. Because each of the UMB Scout Stock Fund, the UMB Scout Regional Fund and the UMB Scout Capital Preservation Fund's income is derived primarily from dividends from domestic (U.S.) sources, a portion of their distributions will generally be eligible for the intercorporate dividends-received deduction. The dividends-received deduction will be available only with respect to dividends designated by such Funds as eligible for such treatment. Dividends so designated by the Fund must be attributable to dividends earned by the Fund from U.S. corporations that are not debt-financed. Certain holding period requirements may apply at both the Fund level and the corporate shareholder level which may reduce or eliminate the dividends-received deduction. Even if designated as dividends eligible for the dividends-received deduction, all dividends must be included in the calculation of alternative minimum taxable income.

Treatment of Private Activity Bond Interest. For those Funds which invest in municipal securities, interest on certain "private activity bonds," while still exempt from regular federal income tax will constitute a preference item for taxpayers in determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending on your individual or corporate tax position. Persons who are defined in the Code as "substantial users" (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before purchasing shares in Funds holding private activity bonds.

Effect of Foreign Investments on Distributions by the UMB Scout WorldWide Fund. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by the Fund.
Similarly, foreign exchange losses realized by the Fund on the sale of debt instruments are generally treated as ordinary losses by such Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if such election is made.

Information on the Tax Character of Distributions. Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Redemption of Fund Shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you purchase other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

Investment in Complex Securities. The Funds may invest in complex securities which may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund or defer the Fund's ability to recognize losses, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

MANAGER AND UNDERWRITER

Pursuant to Management Agreements, each Fund employs at its own expense UMB Bank, n.a. as its manager and investment counsel. Jones & Babson, Inc. serves as principal underwriter at no charge to the Funds.

The aggregate management fees paid to UMB Bank, n.a. by UMB Scout Stock Fund during the three most recent fiscal years ended June 30, 1998, 1997 and 1996, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, were $1,677,799, $1,510,741 and $1,317,938, respectively. The .85% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The total expenses of UMB Scout Stock Fund for the fiscal years ended June 30, 1998, 1997 and 1996 included the following amounts paid to UMB Bank, n.a.:

                                       1998          1997          1996

Custodian Services              $    98,694   $    88,867   $    70,520
Advisory Services               $ 1,327,377   $ 1,135,180   $   673,603
Portfolio Accounting Services   $    98,694   $    88,867   $    77,770

The aggregate management fees paid to UMB Bank, n.a. by UMB Scout Regional Fund during the two most recent fiscal years ended June 30, 1998 and 1997 and the fiscal period ended June 30, 1996, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, were $426,268, $388,605 and $166,602, respectively. The .85% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The total expenses of UMB Scout Regional Fund for the fiscal years ended June 30, 1998 and 1997 and the fiscal period ended June 30, 1996 included the following amounts paid to UMB Bank, n.a.:

                                       1998           1997         1996

Custodian Services              $    25,075   $     22,849   $    9,855
Advisory Services               $   327,026   $    270,392   $   80,219
Portfolio Accounting Services   $    25,075   $     22,849   $    9,855

The aggregate management fees paid to UMB Bank, n.a. by UMB Scout WorldWide Fund during the two most recent fiscal years ended June 30, 1998 and 1997 and the fiscal period ended June 30, 1996, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, were $520,094, $336,708 and $115,973, respectively. The .85% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The total expenses of UMB Scout WorldWide Fund for the fiscal years ended June 30, 1998 and 1997 and the fiscal period ended June 30, 1996 included the following amounts paid to UMB Bank, n.a.:

                                       1998           1997         1996

Custodian Services              $    30,594   $     19,806   $    6,861
Advisory Services               $   406,639   $    231,245   $   55,154
Portfolio Accounting Services   $    30,594   $     19,806   $    6,861

The aggregate management fees paid to UMB Bank, n.a., by UMB Scout Capital Preservation Fund during the most recent fiscal period ended June 30, 1998, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, were $1,011. The .85% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The total annualized expenses of UMB Scout Capital Preservation Fund for the fiscal period ended June 30, 1998 included the following amounts paid to UMB Bank, n.a.:

                                       1998

Custodian Services              $        63
Advisory Services               $         0
Portfolio Accounting Services   $        63

The aggregate management fees paid to UMB Bank, n.a., by UMB Scout Balanced Fund during the two most recent fiscal years ended June 30, 1998 and 1997 and the fiscal period ended June 30, 1996, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, were $74,597, $57,679 and $10,082, respectively. The .85% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The total expenses of UMB Scout Balanced Fund for the fiscal years ended June 30, 1998 and 1997 and the fiscal period ended June 30, 1996 included the following amounts paid to UMB Bank, n.a.:

                                       1998           1997         1996

Custodian Services              $     4,389   $      3,393   $      598
Advisory Services               $    47,054   $     15,998   $    4,036
Portfolio Accounting Services   $     4,389   $      3,393   $      598

The aggregate management fees paid to UMB Bank, n.a. by UMB Scout Bond Fund during the three most recent fiscal years ended June 30, 1998, 1997 and 1996, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, were $675,457, $679,849 and $671,153, respectively.
The .85% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The total expenses of UMB Scout Bond Fund for the fiscal years ended June 30, 1998, 1997 and 1996 included the following amounts paid to UMB Bank, n.a.:

                                       1998           1997          1996

Custodian Services              $    43,156   $     39,990   $    35,665
Advisory Services               $   511,683   $    485,577   $   341,374
Portfolio Accounting Services   $    43,156   $     39,990   $    39,598

The aggregate management fees paid to UMB Bank, n.a., by UMB Scout Kansas Tax- Exempt Bond Fund during the most recent fiscal period ended June 30, 1998, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, were $7,129. The .50% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The total annualized expenses of UMB Scout Kansas Tax-Exempt Bond Fund for the fiscal period ended June 30, 1998 included the following amounts paid to UMB Bank, n.a.:

                                       1998

Custodian Services              $       422
Advisory Services               $     4,080
Portfolio Accounting Services   $       422

The aggregate management fees paid to UMB Bank, n.a. by UMB Scout Money Market Fund during the three most recent fiscal years ended June 30, 1998, 1997 and 1996, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, were $4,239,563, $3,326,933 and $2,707,715, respectively. The .50% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The total expenses of the Federal Portfolio of UMB Scout Money Market Fund for the fiscal years ended June 30, 1998, 1997 and 1996 included the following amounts paid to UMB Bank, n.a.:

                                       1998           1997          1996

Custodian Services              $   151,987   $    131,961   $   102,653
Advisory Services               $ 1,014,351   $    824,857   $   395,213
Portfolio Accounting Services   $   151,987   $    131,961   $   113,777

The total expenses of the Prime Portfolio of UMB Scout Money Market Fund for the fiscal years ended June 30, 1998, 1997 and 1996 included the following amounts paid to UMB Bank, n.a.:

                                       1998           1997          1996

Custodian Services              $   271,969   $    200,732   $   142,782
Advisory Services               $ 1,809,612   $  1,255,737   $   588,485
Portfolio Accounting Services   $   271,969   $    200,732   $   157,824

The aggregate management fees paid to UMB Bank, n.a., by UMB Scout Tax-Free Money Market Fund during the three most recent fiscal years ended June 30, 1998, 1997 and 1996, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, were $833,818, $643,126 and $525,467, respectively. The .50% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The total expenses of UMB Scout Tax-Free Money Market Fund for the fiscal years ended June 30, 1998, 1997 and 1996 included the following amounts paid to UMB Bank n.a.:

                                       1998           1997          1996

Custodian Services              $    83,382   $     64,313   $    48,715
Advisory Services               $   553,495   $    390,316   $   178,055
Portfolio Accounting Services   $    83,382   $     64,313   $    52,775

HOW SHARE PRICE IS DETERMINED

The net asset value per share of each Fund's portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of each Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or thefollowing holidays:

        New Year's Day                  January 1
	Martin Luther King, Jr. Day	Third Monday in January
        Presidents' Holiday             Third Monday in February
        Good Friday                     Friday before Easter
        Memorial Day                    Last Monday in May
        Independence Day                July 4
        Labor Day                       First Monday in September
        Columbus Day*                   Second Monday in October
        Veterans' Day*                  November 11
        Thanksgiving Day                Fourth Thursday in November
        Christmas Day                   December 25

____________________________________
*Money Market and Tax-Free Money Market
Funds only.

OFFICERS AND DIRECTORS

The Funds are managed by UMB Bank, n.a., subject to the supervision and control of the Boards of Directors. The following table lists the officers and directors of the Funds and their ages. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.




*Larry D. Armel (56), President and Director, Jones & Babson, Inc., UMB Scout Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Capital Preservation Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Investors Mark Series Fund, Inc.; Director, AFBA Five Star Fund, Inc.; President and Trustee, D.L. Babson Bond Trust.


William E. Hoffman, D.D.S. (60), Director, UMB Scout Stock Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Capital Preservation Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc.; Orthodontist, 3700 West 83rd Street, Suite 206, Prairie Village, Kansas 66208.

Eric T. Jager (55), Director, UMB Scout Stock Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Capital Preservation Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc.; President, Windcrest Investment Management, Inc.; Director, Bartlett Futures, Inc., Nygaard Corporation, 4800 Main Street, Suite 600, Kansas City, Missouri 64112.

Stephen F. Rose (50), Director, UMB Scout Stock Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Capital Preservation Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc.; President, Sun Publications, Inc., 7373 W. 107th Street, Overland Park, Kansas 66212.

Stuart Wien (75), Director, UMB Scout Stock Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Capital Preservation Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc.; Retired, 4589 West 124th Place, Leawood, Kansas 66209, formerly Chairman of the Board, Milgram Food Stores, Inc.

P. Bradley Adams (38), Vice President and Treasurer, Jones & Babson, Inc., UMB Scout Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Capital Preservation Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.; Vice President and Chief Financial Officer, AFBA Five Star Fund, Inc.; Principal Financial Officer, Investors Mark Series Fund, Inc.





________________________
*Directors who are interested persons as that term is defined in the Investment Company Act of 1940, as amended.

Martin A. Cramer (48), Vice President and Secretary, Jones & Babson, Inc., UMB Scout Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Capital Preservation Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.; Secretary and Assistant Vice President, AFBA Five Star Fund, Inc.; Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (37), Vice President. Assistant Vice President, Jones & Babson, Inc.; Vice President, UMB Scout Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Capital Preservation Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.

Remuneration of Officers and Directors. None of the officers or directors will be remunerated by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by UMB Bank, n.a. under the provisions of the Management Agreements.

Compensation Table

                        Aggregate       Pension or Retirement   Estimated       Total Compensation
                        Compensation    Benefits Accrued As     Annual Benefits From All UMB Scout
Name of Director	From Each Fund	Part of Fund Expenses	Upon Retirement	Funds Paid to Directors**
Larry D. Armel*         --              --                      --              --
William E. Hoffman      $7,125          --                      --              $7,125
Eric T. Jager           $7,125          --                      --              $7,125
Stephen F. Rose         $7,125          --                      --              $7,125
Stuart Wien             $7,125          --                      --              $7,125

*As an "interested director," Mr. Armel received no compensation for his services as a director.

**The amounts reported in this column reflect the total compensation paid to each director for his services as a director of nine UMB
Scout Funds during the fiscal year ended June 30, 1998. Directors' fees are paid by the Funds' manager and not by the Funds themselves.

Messrs. Hoffman, Jager, Rose and Wien have no financial interest in, nor are they affiliated with either Jones & Babson, Inc. or UMB Bank, n.a.

The Audit Committee of the Board of Directors for all UMB Scout Funds is composed of Messrs. Hoffman, Jager, Rose and Wien.

The officers and directors of the Funds as a group own less than 1% of any of the Funds.

The Funds will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Funds are Maryland corporations. Under Maryland law, a special meeting of stockholders of a Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. Each Fund has undertaken that its directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.

CUSTODIAN

The Funds' portfolio assets are held for safekeeping by UMB Bank, n.a. This means UMB Bank, n.a., rather than the Funds, has possession of the Funds' cash and securities. As directed by the Funds' officers, it delivers cash to those who have sold securities to a Fund in return for such securities, and to those who have purchased portfolio securities from a Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of the Fund's expenses. UMB Bank, n.a. also functions as manager and investment adviser to the Funds (see "Manager and Underwriter" in the Prospectus).

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Funds' financial statements are audited annually by independent certified public accountants approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent certified public accountants to the shareholders for ratification.

Reports to shareholders will be published at least semiannually.

Baird, Kurtz & Dobson, City Center Square, Suite 2700, 1100 Main
Street, Kansas City, Missouri 64105, is the present independent certified public accountant for all of the UMB Scout Funds.

FIXED INCOME SECURITIES DESCRIBED AND RATINGS

In evaluating investment suitability, each investor must relate the characteristics of a particular investment under consideration to personal financial circumstances and goals.

Money market instruments are generally described as short-term debt obligations issued by governments, corporations and financial institutions. Usually maturities are one year or less. The yield from this type of instrument is very sensitive to short-term lending conditions. Thus, the income of money market funds will follow closely the trend of short-term interest rates, rising when those rates increase and declining when they fall.

Because of the short maturities, fluctuation in the principal value of money market-type securities resulting from changes in short-term interest rates normally will not be sufficient to change the net asset value (price) per share. Although the Fund's shareholders can anticipate that this principal value stability will be reflected in the price of the Fund's shares, it cannot be guaranteed.

A money market security does not have the characteristics usually associated with a long-term investment. Long-term investors who commit their assets to a money market security must understand that short-term interest rates have a history of sharp and frequent peaks and valleys. Thus, there may be occasions when the rates are sufficiently low as to be unattractive when compared to the return on other types of investments. The investor who commits long-term funds to a short-term investment is exposed to the risks associated with buying and selling securities in anticipation of unpredictable future market events.

Money market funds are neither insured nor guaranteed by the U.S.
Government, and there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share.

Description of Bond Ratings

Standard & Poor's Corporation (S&P):

AAA - Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A - Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's):

Aaa - Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Note:	Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Fitch Investors Service:

Debt instruments rated "AAA", "AA", "A", "BBB" are considered to be investment grade.

AAA Highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA+, AA or AA- Investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA".

A+, A or A- Investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB+, BBB or BBB-	  Investment grade and of satisfactory credit
quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB+, BB or BB- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B+, B or B- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC+, CCC or CCC- Bonds have certain identifiable characteristics which if not remedied may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default of payment of interest or principal.

DDD, DD or D	Bonds are in default of interest and/or principal
payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds. "D" represents the lowest potential for recovery.

NR  Indicated that Fitch does not rate the specific issue.

Description of Taxable Commercial Paper Ratings

Moody's - Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

	Prime - 1  Highest Quality
	Prime - 2  Higher Quality
	Prime - 3  High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the issuer;
(2)	economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;
(3)	evaluation of the issuer's products in relation to competition and customer acceptance;
(4)	liquidity;
(5)	amount and quality of long-term debt;
(6)	trend of earnings over a period of ten years;
(7)	financial strength of a parent company and relationships which exist with the issuer; and
(8)	recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

	"A" -	Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

	"A-1" - This designation indicates that the degree of safety regarding timely payment is very strong.

	"A-2" - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

	"A-3" - Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

	"B" -	Issues rated "B" are regarded as having only an adequate
capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

	"C" -	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

	"D" -	This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

Fitch:

	F1+	Exceptionally Strong Credit Quality. Issues assigned this
rating are regarded as having the strongest degree of assurance for payment.

	F1	Very Strong Credit Quality. Issues assigned this rating
reflect an assurance of timely payment only slightly less in degree than "F1+".

	F2	Good Credit Quality. Issues assigned this rating have a
satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F1+" and "F1".

	F3	Fair Credit Quality. Issues assigned this rating have
characteristics suggesting that the degree of assurance of timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

	FS	Weak Credit Quality. Issues assigned this rating have
characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

	D	Default. Issues assigned this rating have characteristics
suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

	LOC	The symbol LOC indicated that the rating is based upon a
letter of credit default issued by a commercial bank.

MUNICIPAL SECURITIES DESCRIBED AND RATINGS

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, waterworks and sewer systems. Municipal securities also may be issued in connection with the refunding of outstanding obligations and obtaining funds to lend to other public institutions and facilities or for general operating expenses.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source.

UMB Scout Tax-Free Money Market Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances, "substantial users" of the facilities financed with such obligations, or persons related to "substantial users," may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial adviser to determine whether or not this Fund is an appropriate investment for them.

There are a variety of hybrid and special types of municipal obligations, as well as numerous differences in the security of municipal bonds, both within and between the two principal classifications of general obligation and revenue.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Yields on municipal securities depend on a variety of factors, such as the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available. Market values of municipal securities will vary according to the relation of their yields available. Consequently, the net asset value of UMB Scout Tax-Free Money Market Fund and its shares can be expected to change as the level of interest rates fluctuates.

Municipal obligations, like all other debt obligations, carry the risk of default. Through careful selection and supervision, and concentration in the higher-quality investment grade issues, management intends to reduce this risk.

Prices of outstanding municipal securities will fluctuate with changes in the interest rates on new issues. Thus, the price of UMB Scout Tax-Free Money Market Fund's shares will tend to increase as the rates on new issues decline, and decrease whenever the current rate is rising. Management will seek to minimize such share price fluctuation to the extent this can be achieved without detracting from UMB Scout Tax-Free Money Market Fund's primary objective of the highest quality and maturity characteristics of the portfolio.

Municipal securities are not traded as actively as other securities. Even though municipal securities will be redeemed at face value upon maturity, from time to time, when there has been no active trading in a particular portfolio holding, its interim pricing for the purpose of the daily valuation of UMB Scout Tax-Free Money Market Fund's shares may have to be based on other sources of information and methods deemed fair and reasonable by the Board of Directors. One principal method which is commonly used by funds and other investors who own municipal securities is called matrix pricing.

From time to time, proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such proposals were enacted, the availability of municipal securities for investment by UMB Scout Tax-Free Money Market Fund would be adversely affected. In such event, the Fund would re-evaluate its investment objective and policies and submit possible changes in the structure of the Fund for the consideration of the shareholders.

Income from the UMB Scout Tax-Free Money Market Fund may be subject to the federal Alternative Minimum Tax.

Ratings of Municipal Securities

The ratings of bonds by Moody's and Standard and Poor's Corporation represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody's and S&P's Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P Ratings:

AAA Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate.
A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous. There is evidence of superior management.

AA - High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA" have the second strongest capacity for payment of debt service.

A - Good Grade - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent.
Management performance appears adequate.

Moody's Ratings of Municipal Bonds:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's Ratings of Municipal Notes:

MIG 1: The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad based access to the market for refinancing, or both.

MIG 2: High quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

FINANCIAL STATEMENTS

The audited financial statements of UMB Scout Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Capital Preservation Fund, Inc. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc. contained in the June 30,1998, Annual Reports to Shareholders are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 24.     FINANCIAL STATEMENTS AND EXHIBITS.


             (a)  Financial Statements:

		Included in Part A - Prospectus:

                    Per Share Capital and Income Changes

		Included in Part B - Statement of Additional Information:

                    The audited financial statements contained in the most recent Annual Report to Shareholders of:

                    UMB Scout Stock Fund, Inc.
                    UMB Scout Bond Fund, Inc.
                    UMB Scout Money Market Fund, Inc.
                    UMB Scout Tax-Free Money Market Fund, Inc.
                    UMB Scout Regional Fund, Inc.
                    UMB Scout WorldWide Fund, Inc.
                    UMB Scout Balanced Fund, Inc.
                    UMB Scout Capital Preservation Fund, Inc.
                    UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

                    are incorporated by reference into Part B. of this Registration Statement.

                Included in Part C - Other Information:

                    Consents of Independent Public Accountants

            (b)  (1)  Registrants's Articles of Incorporation*

                 (2)  Form of Registrant's By-laws*

                 (3)  Not applicable, because there is no
                       voting trust agreement.

                 (4)  Specimen copy of each security to
                       be issued by the registrant.*

                 (5)  (a)  Form of Management Agreement between
                           UMB Bank, n. a. and
                           UMB Scout Stock Fund, Inc.*

                      (b)  Form of Management Agreement between
                           UMB Bank, n. a. and
                           UMB Scout Bond Fund, Inc.*

                      (c)  Form of Management Agreement between
                           UMB Bank, n. a. and
                           UMB Scout Money Market Fund, Inc.*

                      (d)  Form of Management Agreement between
                           UMB Bank, n. a. and
                           UMB Scout Tax-Free Money Market Fund, Inc.*

                      (e)  Form of Management Agreement between
                           UMB Bank, n. a. and
                           UMB Scout Regional Fund, Inc.*

                      (f)  Form of Management Agreement between
                           UMB Bank, n. a. and
                           UMB Scout WorldWide Fund, Inc.*

                      (g)  Form of Management Agreement between
                           UMB Bank, n. a. and
                           UMB Scout Balanced Fund, Inc.*

                      (h)  Form of Management Agreement between
                           UMB Bank, n. a. and
                           UMB Scout Capital Preservation Fund, Inc.*

                      (i)  Form of Management Agreement between
                           UMB Bank, n. a. and
                           UMB Scout Kansas Tax-Exempt Bond Fund, Inc.*

                 (6) Form of principal Underwriting Agreement between Jones & Babson, Inc. and the Registrant.*

                 (7) Not applicable, because there are no pension, bonus or other agreements for the benefit of directors and officers.

                 (8) Form of Custodian Agreement between Registrants and UMB Bank, n.a.*

                 (9) There are no other material contracts not made in the ordinary course of business between the Registrant and others.

                (10) Opinion and consent of counsel as to the legality of the registrant's securities being registered.*

                (11)  (a)  Powers of Attorney*

                      (b)  Auditors Consent

                      (c)  485(b) Letter from Counsel

                (12)  Not applicable.

                (13)  Letter from contributors of initial
                      capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling.*

                (14)  Not applicable.

                (15)  Not applicable.

                (16)  Schedule for computation of performance quotations for

                      UMB Scout Stock Fund, Inc.*
                      UMB Scout Bond Fund, Inc.*
                      UMB Scout Money Market Fund, Inc.*
                      UMB Scout Tax-Free Money Market Fund, Inc.*
                      UMB Scout Regional Fund, Inc.*
                      UMB Scout WorldWide Fund, Inc.*
                      UMB Scout Balanced Fund, Inc.*
                      UMB Scout Capital Preservation Fund. Inc.*
                      UMB Scout Kansas Tax-Exempt Bond Fund, Inc.*

                (17)  Financial Data Schedules for

                      UMB Scout Stock Fund, Inc.
                      UMB Scout Bond Fund, Inc.
                      UMB Scout Money Market Fund, Inc.
                      UMB Scout Tax-Free Money Market Fund, Inc.
                      UMB Scout Regional Fund, Inc.
                      UMB Scout WorldWide Fund, Inc.
                      UMB Scout Balanced Fund, Inc.
                      UMB Scout Capital Preservation Fund. Inc.
                      UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

*Previously filed and incorporated herein by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE
	  REGISTRANT.

                None

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

The number of record holders of each class of securities of the Registrants as of October 16, 1998 is as follows:

               (1)                                        (2)
          Title of class                       Number of Record Holders

          UMB SCOUT STOCK FUND, INC.
               Common Stock $1.00 par value             2,773

          UMB SCOUT BOND FUND, INC.
               Common Stock $1.00 par value             1,562

          UMB SCOUT MONEY MARKET FUND, INC.
               Common Stock $0.01 par value               709
		    (Federal Portfolio)
               Common Stock $0.01 par value             1,574
		    (Prime Portfolio)

          UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.
               Common Stock $0.01 par value               109

          UMB SCOUT REGIONAL FUND, INC.
               Common Stock $1.00 par value               833

          UMB SCOUT WORLDWIDE FUND, INC.
               Common Stock $1.00 par value             1,246

          UMB SCOUT BALANCED FUND, INC.
               Common Stock $1.00 par value               172

          UMB SCOUT CAPITAL PRESERVATION FUND, INC.
               Common Stock $1.00 par value                14

          UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
               Common Stock $1.00 par value                14

Item 27.  INDEMNIFICATION.

   (NOTE: The terms are identical for all Funds.)

	  Under the terms of the Maryland General Corporation Law and the company's By-laws, the company shall indemnify any person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made

	  (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the company as defined in
	       Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

	  (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

	  No indemnification will be provided by the company to any director or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Item 29.  PRINCIPAL UNDERWRITERS.

	  (a) Jones & Babson, Inc., the only principal underwriter of the Registrants, also acts as principal underwriter for the:

               David L. Babson Growth Fund, Inc.
               Babson Enterprise Fund, Inc.
               Babson Enterprise Fund II, Inc.
               D.L. Babson Money Market Fund, Inc.
               D.L. Babson Tax-Free Income Fund, Inc.
               D.L. Babson Bond Trust
               Babson Value Fund, Inc.
               Shadow Stock Fund, Inc.
               Babson-Stewart Ivory International Fund, Inc.
               Buffalo Balanced Fund, Inc.
               Buffalo Equity Fund, Inc.
               Buffalo USA Global Fund, Inc.
               Buffalo High Yield Fund, Inc.
               Buffalo Small Cap Fund, Inc.
               AFBA Five Star Fund, Inc.
               Investors Mark Series Fund, Inc.

	  (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and                           Position and                 Positions and
Principal                          Offices with                 Offices with
Business Address                   Underwriter                  Registrant

Stephen S. Soden                   Chairman and                 Director
700 Karnes Blvd.                   Director
Kansas City, MO 64108-3306

Larry D. Armel                     President and                President and
700 Karnes Blvd.                   Director                     Director
Kansas City, MO 64108-3306

Giorgio Balzer                     Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert T. Rakich                   Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Edward S. Ritter                   Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert N. Sawyer                   Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Vernon W. Voorhees                 Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

P. Bradley Adams                   Vice President               Vice President
700 Karnes Blvd.                   and Treasurer                and Treasurer
Kansas City, MO  64108-3306

Martin A. Cramer                   Vice President               Vice President
700 Karnes Blvd.                   and Secretary                and Secretary
Kansas City, MO  64108-3306

	  (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrants pursuant to the principal underwriting Agreement.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

	  Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at BMA Tower 700 Karnes Blvd., Kansas City, Missouri 64108.

Item 31.  MANAGEMENT SERVICES.

	  All management services are covered in the management agreement between the Registrant and UMB Bank, n.a., which are discussed in Parts A and B.

Item 32.  UNDERTAKINGS.

         Each Registrant undertake that it will furnish to each person to whom a prospectus is delivered, a copy of Registrant's latest annual report to shareholders, upon request and without charge.

EXHIBIT INDEX

        11(b)   Consent of Auditors

        11(c)   485(b) Letter from Counsel

        27      Financial Data Schedules

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 21st day of October, 1998.

                        UMB SCOUT STOCK FUND, INC.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment 31/32 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Larry D. Armel             President, Principal Executive  October 21, 1998
Larry D. Armel                Officer, and Director

/s/Eric T. Jager              Director                        October 21, 1998
Eric T. Jager*

/s/William E. Hoffman         Director                        October 21, 1998
William E. Hoffman*

/s/Stephen F. Rose            Director                        October 21, 1998
Stephen F. Rose*

/s/Stuart Wien                Director                        October 21, 1998
Stuart Wien*

/s/P. Bradley Adams           Treasurer and Principal         October 21, 1998
P. Bradley Adams              Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 21st day of October, 1998.

                        UMB SCOUT REGIONAL FUND, INC.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment 26/27 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Larry D. Armel             President, Principal Executive  October 21, 1998
Larry D. Armel                Officer, and Director

/s/Eric T. Jager              Director                        October 21, 1998
Eric T. Jager*

/s/William E. Hoffman         Director                        October 21, 1998
William E. Hoffman*

/s/Stephen F. Rose            Director                        October 21, 1998
Stephen F. Rose*

/s/Stuart Wien                Director                        October 21, 1998
Stuart Wien*

/s/P. Bradley Adams           Treasurer and Principal         October 21, 1998
P. Bradley Adams              Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 21st day of October, 1998.

                        UMB SCOUT BALANCED FUND, INC.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment 7/8 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Larry D. Armel             President, Principal Executive  October 21, 1998
Larry D. Armel                Officer, and Director

/s/Eric T. Jager              Director                        October 21, 1998
Eric T. Jager*

/s/William E. Hoffman         Director                        October 21, 1998
William E. Hoffman*

/s/Stephen F. Rose            Director                        October 21, 1998
Stephen F. Rose*

/s/Stuart Wien                Director                        October 21, 1998
Stuart Wien*

/s/P. Bradley Adams           Treasurer and Principal         October 21, 1998
P. Bradley Adams              Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 21st day of October, 1998.

                        UMB SCOUT BOND FUND, INC.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment 31/32 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Larry D. Armel             President, Principal Executive  October 21, 1998
Larry D. Armel                Officer, and Director

/s/Eric T. Jager              Director                        October 21, 1998
Eric T. Jager*

/s/William E. Hoffman         Director                        October 21, 1998
William E. Hoffman*

/s/Stephen F. Rose            Director                        October 21, 1998
Stephen F. Rose*

/s/Stuart Wien                Director                        October 21, 1998
Stuart Wien*

/s/P. Bradley Adams           Treasurer and Principal         October 21, 1998
P. Bradley Adams              Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 21st day of October, 1998.

                        UMB SCOUT WORLDWIDE FUND, INC.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment 14/16 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Larry D. Armel             President, Principal Executive  October 21, 1998
Larry D. Armel                Officer, and Director

/s/Eric T. Jager              Director                        October 21, 1998
Eric T. Jager*

/s/William E. Hoffman         Director                        October 21, 1998
William E. Hoffman*

/s/Stephen F. Rose            Director                        October 21, 1998
Stephen F. Rose*

/s/Stuart Wien                Director                        October 21, 1998
Stuart Wien*

/s/P. Bradley Adams           Treasurer and Principal         October 21, 1998
P. Bradley Adams              Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 21st day of October, 1998.

                        UMB SCOUT MONEY MARKET FUND, INC.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment 32/33 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Larry D. Armel             President, Principal Executive  October 21, 1998
Larry D. Armel                Officer, and Director

/s/Eric T. Jager              Director                        October 21, 1998
Eric T. Jager*

/s/William E. Hoffman         Director                        October 21, 1998
William E. Hoffman*

/s/Stephen F. Rose            Director                        October 21, 1998
Stephen F. Rose*

/s/Stuart Wien                Director                        October 21, 1998
Stuart Wien*

/s/P. Bradley Adams           Treasurer and Principal         October 21, 1998
P. Bradley Adams              Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 21st day of October, 1998.

                        UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment 32/32 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Larry D. Armel             President, Principal Executive  October 21, 1998
Larry D. Armel                Officer, and Director

/s/Eric T. Jager              Director                        October 21, 1998
Eric T. Jager*

/s/William E. Hoffman         Director                        October 21, 1998
William E. Hoffman*

/s/Stephen F. Rose            Director                        October 21, 1998
Stephen F. Rose*

/s/Stuart Wien                Director                        October 21, 1998
Stuart Wien*

/s/P. Bradley Adams           Treasurer and Principal         October 21, 1998
P. Bradley Adams              Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 21st day of October, 1998.

                        UMB SCOUT CAPITAL PRESERVATION FUND, INC.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment 1/3 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Larry D. Armel             President, Principal Executive  October 21, 1998
Larry D. Armel                Officer, and Director

/s/Eric T. Jager              Director                        October 21, 1998
Eric T. Jager*

/s/William E. Hoffman         Director                        October 21, 1998
William E. Hoffman*

/s/Stephen F. Rose            Director                        October 21, 1998
Stephen F. Rose*

/s/Stuart Wien                Director                        October 21, 1998
Stuart Wien*

/s/P. Bradley Adams           Treasurer and Principal         October 21, 1998
P. Bradley Adams              Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 21st day of October, 1998.

                        UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment 1/3 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Larry D. Armel             President, Principal Executive  October 21, 1998
Larry D. Armel                Officer, and Director

/s/Eric T. Jager              Director                        October 21, 1998
Eric T. Jager*

/s/William E. Hoffman         Director                        October 21, 1998
William E. Hoffman*

/s/Stephen F. Rose            Director                        October 21, 1998
Stephen F. Rose*

/s/Stuart Wien                Director                        October 21, 1998
Stuart Wien*

/s/P. Bradley Adams           Treasurer and Principal         October 21, 1998
P. Bradley Adams              Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact